As filed with the Securities and Exchange Commission on March 27, 2018
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	645	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	647	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 287-3338
(Registrant’s Telephone Number, including Area Code)

Adam W. Smith, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on March 30, 2018 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 645 to the Registration Statement of Trust for Professional Managers is being filed to add the Rockefeller Equity Allocation Fund, the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund and the Rockefeller Intermediate Tax Exempt New York Bond Fund’s audited financial statements and certain related financial information for the fiscal year ended November 30, 2017 and to make other permissible changes under Rule 485(b).

Prospectus

March 30, 2018

Rockefeller Equity Allocation Fund
Institutional Class Shares (Symbol: ROCKX)
Advisor Class Shares (Symbol: RACKX)

Rockefeller Core Taxable Bond Fund
Institutional Class Shares (Symbol: RCFIX)
Advisor Class Shares (Symbol: RCFAX)

Rockefeller Intermediate Tax Exempt National Bond Fund
Institutional Class Shares (Symbol: RCTEX)
Advisor Class Shares (Symbol: RCTAX)

Rockefeller Intermediate Tax Exempt New York Bond Fund
Institutional Class Shares (Symbol: RCNYX)
Advisor Class Shares (Symbol: RCNEX)

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Rockefeller Funds
Each a series of Trust for Professional Managers (the “Trust”)

The Advisor Class Shares of the Rockefeller Equity Allocation Fund, the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund and the Rockefeller Intermediate Tax Exempt New York Bond Fund are not currently offered for purchase.

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Summary Section

Rockefeller Equity Allocation Fund

Investment Objective
The Rockefeller Equity Allocation Fund (the “Equity Allocation Fund” or the “Fund”) seeks long-term total return from capital appreciation and income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Advisor Class
	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Shareholder Servicing Fees	None	0.15%
Other Expenses	0.33%	0.33%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.21%	1.36%

(1)
Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years	Five Years	Ten Years
Institutional Class	$123	$384	$665	$1,466
Advisor Class	$138	$431	$745	$1,635

Portfolio Turnover
The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.98% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective of long-term total return from capital appreciation and income by investing its assets globally in a range of equity asset classes and, to a lesser extent, in fixed income securities, real estate and commodity linked equities (such as real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”)), and currencies.  The Adviser will allocate the Fund’s assets across asset classes taking into consideration both the Adviser’s longer-term strategic outlook as well as tactical views as to potential near-term opportunities.  The Adviser considers a number of factors when making allocation decisions, including relative attractiveness among equity market capitalizations and geographic regions, inflation risks and factors that influence commodity prices.

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Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  Equity securities in which the Fund may invest include common stocks, preferred stocks, depositary receipts, interests in REITs and MLPs, and interests in other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities.  The Fund may invest in equity securities of U.S. and foreign companies (including issuers domiciled in emerging markets or less developed countries) with market capitalizations of any size.  The Fund’s investments in common stocks of foreign companies may include depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  The Fund invests a portion of its assets in securities that are traded in currencies other than U.S. dollars, so the Fund may buy and sell foreign currencies to facilitate transactions in portfolio securities.  The Fund generally will not seek to hedge against currency risks, although the Fund may engage in such hedging strategies if the Adviser determines that it may be advantageous to do so.

Equity exposure will be obtained primarily through allocations among investment strategies managed by the Adviser.  These equity strategies may include global equities, regional equities and sector/industry-specific equities.  The Adviser’s strategies may focus on particular market capitalizations (large cap, mid-cap or small-cap) or may invest across all market capitalizations.  The strategies also may invest in growth stocks, value stocks, and cyclical stocks (and in combinations thereof), and may have investment objectives seeking capital appreciation, income and total return.  In selecting investments for these strategies, the Adviser applies a bottom-up security analysis that includes fundamental, sector-based research in seeking to identify businesses that have high or improving returns on capital, barriers to competition and compelling valuations.

In addition, the Fund may, under normal market conditions, invest up to 20% of its net assets in fixed income securities, commodity-linked instruments and currencies, as well as interests in other investment companies and ETFs that invest in such asset classes, in an effort to enhance portfolio returns and/or reduce risk.  The Fund’s investments in fixed income securities may include, but are not limited to, securities of varying maturities, durations and ratings, including securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds”, and securities which have not been rated by NRSROs.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	General Market Risk. The value of the Fund’s shares may fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•
Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•
Allocation Risk.  The Fund’s ability to achieve its investment objective depends upon the Adviser’s ability to effectively allocate the Fund’s assets among various asset classes and investment strategies.  There is the risk that the Adviser’s allocation methodology and assumptions regarding asset classes and investment strategies may be incorrect in light of actual market conditions and may negatively impact the Fund’s performance.

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•
Equity Markets Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.  Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

•
Large Capitalization Companies Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small and Medium Capitalization Companies Risk.  Small and medium capitalization companies may not have the management experience, financial resources, product diversification and competitive strengths of large capitalization companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies and may be less liquid than other securities.

•
Master Limited Partnerships Risk.  MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.  MLP investments also entail many of the general tax risks of investing in a partnership.  There is always a risk that an MLP will fail to qualify for favorable tax treatment.  Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership.

•
Real Estate Risk.  Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest.  Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

•
Foreign Securities and Currency Risk.  Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities.  The income or dividends earned on foreign securities may be subject to foreign withholding taxes.

•
Emerging Markets Risk.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Emerging market securities may be subject to relatively more abrupt and severe price declines due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries.  Investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries.

•
Foreign Currency Exchange Contracts Risk.  These contracts may fall in value in response to foreign market or currency fluctuations with respect to the country to which they relate. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.

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•
Fixed-Income Securities Risks.  Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks.  Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

o
Interest Rate Risk.  In times of rising interest rates, bond prices will decline.  Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

o
Extension Risk.  In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

o
Liquidity Risk.  There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

o	Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.
•
High-Yield Fixed-Income Securities Risk.  High-yield fixed income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•
Other Investment Company and Exchange-Traded Fund Risk.  When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The market price of an ETF’s shares may trade at a discount to their net asset value, or an active trading market for an ETF’s shares may not develop or be maintained.  The Fund also will incur brokerage costs when it purchases and sells ETFs.

•
Preferred Stock Risk.  Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company.  Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

•
Commodities Markets Risk.  Exposure to commodity markets through investments in commodity-linked instruments may subject the Fund to greater volatility than investments in traditional securities.  This difference is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

•
Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

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Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.rockefellerfunds.com or by calling the Fund toll-free at 1-855-369-6209.

Institutional Class Shares(1)
Calendar Year Returns as of December 31

(1)
The returns shown in the bar chart are for Institutional Class shares of the Fund.  Advisor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.  Advisor Class shares are not currently offered for purchase.

The calendar year-to-date return for the Fund’s Institutional Class shares as of December 31, 2017 was 25.26%.  During the period shown in the bar chart, the best performance for a quarter was 7.58% (for the quarter ended March 30, 2017).  The worst performance was -0.76% (for the quarter ended March 31, 2016).

Average Annual Total Returns
(for the Periods Ended December 31, 2017)
	One Year	Since Inception (2/4/15)

Institutional Class Shares
Return Before Taxes	25.26%	9.35%
Return After Taxes on Distributions	24.57%	9.01%
Return After Taxes on Distributions and Sale of Fund Shares	14.90%	7.24%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses or taxes)	23.97%	9.38%

Returns are shown for Institutional Class shares only and will vary for Advisor Class shares.  Advisor Class shares are not currently offered for purchase.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

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Management
Investment Adviser
Rockefeller & Co. LLC is the Fund’s investment adviser.

Portfolio Manager
David P. Harris, CFA, Chief Investment Officer and Managing Director of the Adviser, and Jimmy C. Chang, CFA, Chief Investment Strategist, Senior Portfolio Manager and Managing Director of the Adviser, have served as the portfolio managers of the Equity Allocation Fund since it commenced operations in February 2015.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 25.
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Rockefeller Core Taxable Bond Fund

Investment Objective
The Rockefeller Core Taxable Bond Fund (the “Core Taxable Bond Fund” or the “Fund”) seeks to generate current income consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Advisor Class
	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%
Shareholder Servicing Fees	None	0.15%
Other Expenses	0.30%	0.30%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%
Total Annual Fund Operating Expenses	0.67%	0.82%

(1)
Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years	Five Years	Ten Years
Institutional Class	$68	$214	$373	$835
Advisor Class	$84	$262	$455	$1,014

Portfolio Turnover
The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.92% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in taxable fixed-income securities.  “Fixed-income securities” include corporate, government and municipal bonds, asset-backed and mortgage-backed securities, other investment companies and ETFs that will invest in fixed-income securities, and other fixed-income instruments.  The Fund invests primarily in investment grade fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or deemed by Rockefeller & Co. LLC, the Fund’s investment adviser (the “Adviser”) to be of comparable quality.  The Adviser anticipates the Fund’s weighted average duration will be more than three years but less than ten years.

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The Fund’s investments may include mortgage or asset-backed securities, preferred stock, taxable municipal bonds, Treasury inflation-protected securities, fixed-income securities issued by foreign corporations and governments and interests in other investment companies and exchange-traded funds (“ETFs”) that invest in fixed income securities.  When investing in securities denominated in currencies other than the U.S. dollar, the Fund generally will not seek to hedge against currency risks although the Fund may engage in such hedging strategies if the Adviser determines that it may be advantageous to do so.  The Fund may also invest in fixed-income securities rated below investment grade by an independent rating agency when purchased, including high-yield fixed-income securities, and in unrated or split rated securities deemed by the Adviser to be of comparable quality.  Such securities are also known as “junk bonds.”

The Fund’s investment philosophy is based on the Adviser’s analysis of macro-economic conditions and complemented by fundamental credit research.  To select investments for the Fund, the Adviser applies the macro-economic analysis by considering securities of any duration which appear to offer the best relative value.  The Adviser’s bottom-up research process seeks to identify and avoid issuers which could have significant negative changes in credit quality.  In addition to traditional macro-economic and credit analysis, the Adviser may also consider market sentiment and behavioral factors when assessing a security’s relative value and worthiness within a portfolio seeking principal protection and income.

The Fund may invest in securities that are illiquid, thinly traded or subject to special resale restrictions, such as those imposed by Rule 144A promulgated under the Securities Act of 1933, as amended (the “Securities Act”).  The Fund’s investments may also include securities that do not produce immediate cash income, such as zero-coupon bonds.  The Fund may also purchase and sell securities on a when-issued basis, which involves a commitment by the Fund to purchase or sell securities at a predetermined price or yield, but where payment for the securities is not required until the delivery date.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	General Market Risk. The value of the Fund’s shares may fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•
Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•
Foreign Securities and Currency Risk.  Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities.  The income or dividends earned on foreign securities may be subject to foreign withholding taxes.

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•
Foreign Currency Exchange Contracts Risk.  These contracts may fall in value in response to foreign market or currency fluctuations with respect to the country to which they relate. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.

•
Fixed-Income Securities Risks.  Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks.  Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

o
Interest Rate Risk.  In times of rising interest rates, bond prices will decline.  Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

o
Extension Risk.  In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

o
Liquidity Risk.  There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

o	Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.
•
Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.  Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

•
Government-Sponsored Entities Risk.  The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.  Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Adviser’s success and other market conditions.

•
Restricted Securities Risk.  The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.

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•
High-Yield Fixed-Income Securities Risk.  High-yield fixed income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•
Valuation Risk.  The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Board of Trustees may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

•
Municipal Securities Risk.  The municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

•
Tax Risk.  The Fund’s investments could be affected by any changes to the tax deduction for interest paid on fixed-income securities.  Any proposed or actual changes to the tax deduction for interest paid could significantly affect the supply of and market for fixed-income securities.

•
When‑Issued Securities Risk.  The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•
Zero-Coupon Bonds Risk.  Zero-coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall.  In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

•
Other Investment Company and Exchange-Traded Fund Risk.  When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The market price of an ETF’s shares may trade at a discount to their net asset value, or an active trading market for an ETF’s shares may not develop or be maintained.  The Fund also will incur brokerage costs when it purchases and sells ETFs.

•
Preferred Stock Risk.  Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company.  Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

•
Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.rockefellerfunds.com or by calling the Fund toll-free at 1-855-369-6209.

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Institutional Class Shares(1)
Calendar Year Returns as of December 31

(1)
The returns shown in the bar chart are for Institutional Class shares of the Fund.  Advisor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.  Advisor Class shares are not currently offered for purchase.

The calendar year-to-date return for the Fund’s Institutional Class shares as of December 31, 2017 was 3.27%.  During the period shown in the bar chart, the best performance for a quarter was 2.64% (for the quarter ended March 31, 2016).  The worst performance was -2.50% (for the quarter ended December 31, 2016).

Average Annual Total Returns
(for the Periods Ended December 31, 2017)
	One Year	Since Inception (12/26/13)

Institutional Class Shares
Return Before Taxes	3.27%	2.61%
Return After Taxes on Distributions	2.35%	1.59%
Return After Taxes on Distributions and Sale of Fund Shares	1.85%	1.56%
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	3.17%

Returns are shown for Institutional Class shares only and will vary for Advisor Class shares.  Advisor Class shares are not currently offered for purchase.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management
Investment Adviser
Rockefeller & Co. LLC is the Fund’s investment adviser.

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Portfolio Manager
Jimmy C. Chang, CFA, Chief Investment Strategist, Senior Portfolio Manager and Managing Director of the Adviser, and Andrew M. Kello, Portfolio Manager of the Adviser, have served as portfolio managers of the Core Taxable Bond Fund since September 27, 2016.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 25.
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Rockefeller Intermediate Tax Exempt National Bond Fund

Investment Objective
The Rockefeller Intermediate Tax Exempt National Bond Fund (the “Tax Exempt National Bond Fund” or the “Fund”) seeks to generate current income that is exempt from federal personal income tax consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Advisor Class
	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%
Shareholder Servicing Fees	None	0.15%
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	0.66%	0.81%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years	Five Years	Ten Years
Institutional Class	$67	$211	$368	$822
Advisor Class	$83	$259	$450	$1,002

Portfolio Turnover
The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.63% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal income tax, including the federal alternative minimum tax (“AMT”).  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds and industrial development bonds.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, exchange-traded funds (“ETFs”) and the obligations of other issuers that pay interest that is exempt from regular federal income taxes.  While the Fund will invest primarily in tax exempt securities, it is possible that up to 20% of the Fund’s total assets may be invested in fixed-income securities that generate income that is not exempt from regular federal income tax, including the federal AMT.  The Fund invests primarily in investment grade municipal bonds and other types of fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, deemed by Rockefeller & Co. LLC, the Fund’s investment adviser (the “Adviser”) to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.

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The Fund’s investment philosophy is based on a combination of forecasted macro-economic conditions over a six- to twelve-month horizon and is complemented by bottom-up fundamental research.  To select investments for the Fund, the Adviser applies the macro-economic analysis by considering securities of any duration which appear to offer the best relative value.  The Adviser’s bottom-up research process seeks to identify and avoid issuers which could have significant negative changes in credit quality.  In addition to traditional macro-economic and credit analysis, the Adviser may also consider market sentiment and behavioral factors when assessing a security’s relative value and worthiness within a portfolio seeking principal protection and income.

The Fund may also invest in fixed-income securities rated below investment grade by an independent rating agency when purchased, including high-yield fixed-income securities, and in unrated or split rated securities deemed by the Adviser to be of comparable quality.  Such securities are also known as “junk bonds.”

The Fund may invest in securities that are illiquid, thinly traded or subject to special resale restrictions, such as those imposed by Rule 144A promulgated under the Securities Act of 1933, as amended (the “Securities Act”).  The Fund’s investments may also include securities that do not produce immediate cash income, such as zero-coupon bonds.  The Fund may also purchase and sell securities on a when-issued basis, which involves a commitment by the Fund to purchase or sell securities at a predetermined price or yield, but where payment for the securities is not required until the delivery date.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	General Market Risk. The value of the Fund’s shares may fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•
Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•
Municipal Securities Risks.  The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the Fund.  Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities.  In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

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•
Fixed-Income Securities Risks.  Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks.  Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

o
Interest Rate Risk.  In times of rising interest rates, bond prices will decline.  Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

o
Extension Risk.  In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

o
Liquidity Risk.  There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

o	Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.
•
High-Yield Fixed-Income Securities Risk.  High-yield fixed income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•
Restricted Securities Risk.  The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.

•
Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.  Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.  Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities.  Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

•
Government-Sponsored Entities Risk.  The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.  Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Adviser’s success and other market conditions.

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•
Tax Risks.  Municipal securities may decrease in value during times when federal income tax rates are falling.  The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  If you are subject to the federal AMT, you may have to pay federal tax on a portion of your distributions from tax-exempt income.  If this is the case, the Fund’s net after-tax return to you may be lower.  The Fund would not be a suitable investment for investors investing through tax-exempt or tax-deferred accounts.

•
When‑Issued Securities Risk.  The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•	Zero-Coupon Bonds Risk. Zero-coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall.
•
Other Investment Companies and Exchange Traded Funds Risk.  When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The market price of an ETF’s shares may trade at a discount to their net asset value, or an active trading market for an ETF’s shares may not develop or be maintained.  The Fund also will incur brokerage costs when it purchases and sells ETFs.

•
Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.rockefellerfunds.com or by calling the Fund toll-free at 1-855-369-6209.

Table of Contents - Prospectus

Institutional Class Shares(1)
Calendar Year Returns as of December 31

(1)
The returns shown in the bar chart are for Institutional Class shares of the Fund.  Advisor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.  Advisor Class shares are not currently offered for purchase.

The calendar year-to-date return for the Fund’s Institutional Class shares as of December 31, 2017 was 2.23%.  During the period shown in the bar chart, the best performance for a quarter was 1.36% (for the quarter ended June 30, 2016).  The worst performance was -2.23% (for the quarter ended December 31, 2016).

Average Annual Total Returns
(for the Periods Ended December 31, 2017)
	One Year	Since Inception (12/26/13)

Institutional Class Shares
Return Before Taxes	2.23%	1.50%
Return After Taxes on Distributions	2.22%	1.23%
Return After Taxes on Distributions and Sale of Fund Shares	1.66%	1.20%
Bloomberg Barclays 5 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.14%	2.06%

Returns are shown for Institutional Class shares only and will vary for Advisor Class shares.  Advisor Class shares are not currently offered for purchase.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management
Investment Adviser
Rockefeller & Co. LLC is the Fund’s investment adviser.

Portfolio Manager
Jimmy C. Chang, CFA, Chief Investment Strategist, Senior Portfolio Manager and Managing Director of the Adviser, and Andrew M. Kello, Portfolio Manager of the Adviser, have served as portfolio managers of the Tax Exempt National Bond Fund since September 27, 2016.

Table of Contents - Prospectus

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 25.

Table of Contents - Prospectus

Rockefeller Intermediate Tax Exempt New York Bond Fund

Investment Objective
The Rockefeller Intermediate Tax Exempt New York Bond Fund (the “Tax Exempt New York Bond Fund” or the “Fund”) seeks to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Advisor Class
	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%
Shareholder Servicing Fees	None	0.15%
Other Expenses	0.47%	0.47%
Total Annual Fund Operating Expenses	0.82%	0.97%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years	Five Years	Ten Years
Institutional Class	$84	$262	$455	$1,014
Advisor Class	$99	$309	$536	$1,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.50% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal, New York State and New York City personal income tax, including the federal alternative minimum tax (“AMT”).  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds, industrial development bonds, and other obligations issued by the State of New York, its subdivisions, authorities, instrumentalities and corporations.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, exchange-traded funds (“ETFs”) and obligations of other issuers that pay interest that is exempt from regular federal and New York State and New York City personal income tax.  While the Fund will invest primarily in tax exempt securities, it is possible that up to 20% of the Fund’s total assets may be invested in fixed-income securities that generate income that is not exempt from regular federal income tax, New York State and New York City personal income tax, including the federal AMT.  The Fund invests primarily in investment grade fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.  The Fund is non-diversified.

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The Fund’s investment philosophy is based on a combination of forecasted macro-economic conditions over a six- to twelve-month horizon and is complemented by bottom-up fundamental research.  To select investments for the Fund, the Adviser applies the macro-economic analysis by considering securities of any duration which appear to offer the best relative value.  The Adviser’s bottom-up research process seeks to identify and avoid issuers which could have significant negative changes in credit quality.  In addition to traditional macro-economic and credit analysis, the Adviser may also consider market sentiment and behavioral factors when assessing a security’s relative value and worthiness within a portfolio seeking principal protection and income.

The Fund may also invest in fixed-income securities rated below investment grade by an independent rating agency when purchased, including high-yield fixed-income securities, and in unrated or split rated securities deemed by the Adviser to be of comparable quality.  Such securities are also known as “junk bonds.”

The Fund may invest in securities that are illiquid, thinly traded or subject to special resale restrictions, such as those imposed by Rule 144A promulgated under the Securities Act of 1933, as amended (the “Securities Act”).  The Fund’s investments may also include securities that do not produce immediate cash income, such as zero-coupon bonds.  The Fund may also purchase and sell securities on a when-issued basis, which involves a commitment by the Fund to purchase or sell securities at a predetermined price or yield, but where payment for the securities is not required until the delivery date.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	General Market Risk. The value of the Fund’s shares may fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•
Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•
New York-Specific Risk.  The Fund is susceptible to adverse economic, political or regulatory changes specific to New York, which may magnify other risks and make the Fund more volatile than a municipal bond fund that invests in more than one state.  If the government of New York State or any local New York governmental entities are unable to meet their financial obligations, the Fund’s income, NAV, and ability to preserve or realize appreciation of capital or liquidity could be adversely affected.  The current economic and political environment may result in New York municipal issuers experiencing difficulties in meeting their financial obligations. The economic outlook of New York is unpredictable and in certain cases is heavily dependent on the financial activities sector. Market conditions may also impact the liquidity and valuation of New York municipal securities and the ability of entities issuing municipal securities to successfully sell the securities in the public credit markets.

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•
Municipal Securities Risks.  The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the Fund.  Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

•
Fixed-Income Securities Risks.  Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks.  Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

o
Interest Rate Risk.  In times of rising interest rates, bond prices will decline.  Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

o
Extension Risk.  In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

o
Liquidity Risk.  There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

o	Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.
•
Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.  Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

•
Government-Sponsored Entities Risk.  The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.  Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Adviser’s success and other market conditions.

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•
Restricted Securities Risk.  The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.

•
High-Yield Fixed-Income Securities Risk.  High-yield fixed income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•
Non-Diversified Risk.  The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in the obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

•
Focused Portfolio Risk.  Because the Fund invests in a limited number of issuers, changes in the value of a single issuer may have a more significant effect on the value of the Fund’s portfolio than for other funds that invest in a greater number of issuers.

•
Tax Risks.  Municipal securities may decrease in value during times when tax rates are falling.  The Fund’s investments are affected by changes in federal, New York State, and New York City income tax rates applicable to, or the continuing federal, New York State, and New York City tax-exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  If you are subject to the federal AMT, you may have to pay federal tax on a portion of your distributions from tax-exempt income.  If this is the case, the Fund’s net after-tax return to you may be lower.

•
When‑Issued Securities Risk.  The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•	Zero-Coupon Bonds Risk. Zero-coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall.
•
Other Investment Companies and Exchange Traded Funds Risk.  When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The market price of an ETF’s shares may trade at a discount to their net asset value, or an active trading market for an ETF’s shares may not develop or be maintained.  The Fund also will incur brokerage costs when it purchases and sells ETFs.

•
Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

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Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.rockefellerfunds.com or by calling the Fund toll-free at 1-855-369-6209.

Institutional Class Shares(1)
Calendar Year Returns as of December 31

(1)
The returns shown in the bar chart are for Institutional Class shares of the Fund.  Advisor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.  Advisor Class shares are not currently offered for purchase.

The calendar year-to-date return for the Fund’s Institutional Class shares as of December 31, 2017 was 2.17%.  During the period shown in the bar chart, the best performance for a quarter was 1.27% (for the quarter ended June 30, 2014).  The worst performance was -2.31% (for the quarter ended December 31, 2016).

Average Annual Total Returns
(for the Periods Ended December 31, 2017)
	One Year	Since Inception (12/26/13)

Institutional Class Shares
Return Before Taxes	2.17%	1.27%
Return After Taxes on Distributions	2.17%	1.01%
Return After Taxes on Distributions and Sale of Fund Shares	1.57%	1.01%
Bloomberg Barclays 5 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.14%	2.06%

Returns are shown for Institutional Class shares only and will vary for Advisor Class shares.  Advisor Class shares are not currently offered for purchase.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management
Investment Adviser
Rockefeller & Co. LLC is the Fund’s investment adviser.

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Portfolio Manager
Jimmy C. Chang, CFA, Chief Investment Strategist, Senior Portfolio Manager and Managing Director of the Adviser, and Andrew M. Kello, Portfolio Manager of the Adviser, have served as portfolio managers of the Tax Exempt New York Bond Fund since September 27, 2016.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 25.
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Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares via written request by mail (Rockefeller Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transaction, or by contacting the Funds by telephone at 1-855-369-6209, on any day the New York Stock Exchange (“NYSE”) is open for trading.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  Minimum initial and subsequent investment amounts are shown below.

Share Purchase Amounts	Institutional Class	Advisor Class
Minimum Initial Investment	$1,000,000	$100,000
Minimum Subsequent Investment	$10,000	$1,000

Tax Information
Distributions made by the Equity Allocation Fund and Core Taxable Bond Fund will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).  You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

The Tax Exempt National Bond Fund and the Tax Exempt New York Bond Fund intend to make distributions that will be exempt from regular federal income tax.  However, some of these Funds’ distributions may be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Strategies, Risks and Disclosure of Portfolio Holdings

Rockefeller Equity Allocation Fund

Investment Objective.  The investment objective of the Equity Allocation Fund is long-term total return from capital appreciation and income.

Changes in Investment Objectives.  The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.  The Fund may not make any change to its investment policy of investing at least 80% of net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Principal Investment Strategies.

Equity Allocation Fund.  The Fund seeks to achieve its investment objective of long-term total return from capital appreciation and income by investing its assets globally in a range of equity asset classes and, to a lesser extent, in fixed income securities, real estate and commodity linked equities (such as REITs and MLPs), and currencies.  The Adviser will allocate the Fund’s assets across asset classes taking into consideration both the Adviser’s longer-term strategic outlook as well as tactical views as to potential near-term opportunities.  The Adviser considers a number of factors when making allocation decisions, including relative attractiveness among equity market capitalizations and geographic regions, inflation risks and factors that influence commodity prices.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  Equity exposure will be obtained primarily through allocations among investment strategies managed by the Adviser.  These equity strategies may include global equities, regional equities and sector/industry-specific equities.  In addition, the Fund may, under normal market conditions, invest up to 20% of its net assets in fixed income securities, commodity-linked instruments and currencies, as well as interests in other investment companies and ETFs that invest in such asset classes, in an effort to enhance portfolio returns and/or reduce risk.

In selecting investments for the Fund’s strategies, the Adviser applies a bottom-up security analysis that includes fundamental, sector-based research in seeking to identify businesses that have high or improving returns on capital, barriers to competition and compelling valuations.  The Adviser may sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

Foreign Securities and Depositary Receipts.  The Fund considers “foreign securities” to be securities of any company or issuer domiciled outside the United States and its territories.  In addition to investing in foreign securities that are traded on foreign exchanges, the Fund may also invest in ADRs, GDRs and foreign securities that are publicly traded on a U.S. exchange.  The investments in common stocks of foreign companies may include depositary receipts, such as ADRs and GDRs.  ADRs are receipts generally issued by U.S. banks or trust companies evidencing ownership of the underlying foreign securities and denominated in U.S. dollars.  ADRs may be sponsored or unsponsored.  “Sponsored” ADRs are issued jointly by the issuer of the underlying security and the depository and “unsponsored” ADRs are issued without the participation of the issuer of the deposited security.  Holders of unsponsored ADRs generally bear all costs of the facility.  With sponsored facilities, the underlying issuer typically bears some of the costs of the facility.  GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.  While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

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Currencies.  The Fund invests a portion of its assets in securities that are traded in currencies other than U.S. dollars, so the Fund may buy and sell foreign currencies to facilitate transactions in portfolio securities.  The Fund generally will not seek to hedge against currency risks, although it may engage in such hedging strategies if the Adviser determines that it may be advantageous to do so.  In such cases, exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency.  The Fund may buy and sell currencies for cash at current exchange rates, or use an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, the Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund

Investment Objective.  The investment objective of the Core Taxable Bond Fund is to generate current income consistent with the preservation of capital.  The investment objective of the Tax Exempt National Bond Fund (together with the Tax Exempt New York Bond Fund, the “Tax Exempt Funds”) is to seek to generate current income that is exempt from federal personal income tax consistent with the preservation of capital.  The investment objective of the Tax Exempt New York Bond Fund is to seek to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital.

Changes in Investment Objectives.  Each Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.  However, each Fund that has a strategy of normally investing at least 80% of its net assets according to a particular strategy will not change that strategy without first providing shareholders with at least 60 days’ prior notice.

Principal Investment Strategies.

Core Taxable Bond Fund.  The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in taxable fixed-income securities.  “Fixed-income securities” include corporate, government and municipal bonds, asset-backed and mortgage-backed securities, other investment companies and ETFs that will invest in fixed-income securities, and other fixed-income instruments.

Tax Exempt National Bond Fund.  The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal income tax, including the federal AMT.  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds and industrial development bonds.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal income taxes.

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Although the Fund intends to provide income exempt from federal income tax, the Fund may invest up to 20% of its total net assets in taxable fixed-income securities and, as such, income from some of the Fund’s holdings may be subject to federal income tax, including the federal AMT.

Tax Exempt New York Bond Fund.  The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal, New York State and New York City personal income tax, including the federal AMT.  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds, industrial development bonds, and other obligations issued by the State of New York, its subdivisions, authorities, instrumentalities and corporations.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and obligations of other issuers that pay interest that is exempt from federal and New York State and New York City personal income tax.

It is possible that 25% or more of the Tax Exempt New York Bond Fund’s assets could be invested in municipal securities, the interest on which is based on revenues or otherwise related to similar types of projects, such as education, housing or transportation.

The Fund may invest up to 20% of its total net assets in taxable fixed-income securities and, as such, these holdings may be subject to federal, New York State and New York City personal income tax, including the federal AMT.

Investment Selection.  To select investments for the Core Taxable Bond Fund and the Tax Exempt Funds, the Adviser applies the macro-economic analysis by considering securities of any duration which appear to offer the best relative value.  The Adviser’s bottom-up research process seeks to identify and avoid issuers which could have significant negative changes in credit quality.  In addition to traditional macro-economic and credit analysis, the Adviser may also consider market sentiment and behavioral factors when assessing a security’s relative value and worthiness within a portfolio seeking principal protection and income.

Duration.  Duration is a measure of a fixed-income security’s price sensitivity to changes in interest rates.  Duration takes into account a security’s cash flows over time, including the possibility that a security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The duration of a Fund’s portfolio is expressed in years and measures the portfolio’s change in value for changes in interest rates.  The Adviser anticipates each of the Funds’ portfolios will have a weighted average of more than three years but less than ten years.

Investments in U.S. Government and Agency Securities; Mortgage-Backed Securities.  The Core Taxable Bond Fund and the Tax Exempt Funds may invest in U.S. Government and agency mortgage-backed securities (“MBS”) and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  MBS represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations.  Such securities may be backed by the full faith and credit of the U.S. Government, such as the Government National Mortgage Association, (“GNMA,” commonly known as “Ginnie Mae”), while other such securities may be supported only by the discretionary authority of the U.S. Government, such as the Federal National Mortgage Association (“FNMA,” commonly known as “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC,” commonly known as “Freddie Mac”).  Moreover, other such securities may only be supported by the credit of the issuing agency or instrumentality.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government.  U.S. Treasury obligations differ mainly in the length of their maturity.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  MBS are subject to variability of cash flows or maturity uncertainty.  This derives from homeowners’ options in timing the repayment of their mortgage debt.  Many MBS differ in their vulnerability to this degree of maturity uncertainty.

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High-Yield Fixed-Income Securities.  The Core Taxable Bond Fund and the Tax Exempt Funds may invest in fixed-income securities of any rating, including high-yield fixed-income securities that are rated below investment grade by an independent rating agency when purchased or in unrated or split rated securities deemed by the Adviser to be of comparable quality.  Securities rated below “investment grade” are also known as “junk bonds.”

When-Issued Securities.  The Core Taxable Bond Fund and the Tax Exempt Funds may purchase securities on a when‑issued or delayed‑delivery basis.  The Funds may purchase securities in this manner in order to secure an advantageous price and yield, but the value of the security could change before settlement.  Therefore, although a Fund will make such commitments only with the intention of actually acquiring the securities, it may sell the securities before settlement if it is deemed advisable for investment reasons.

Other Debt Securities.  The Core Taxable Bond Fund and the Tax Exempt Funds may invest in securities that are illiquid, thinly traded or subject to special resale restrictions, such as those imposed by Rule 144A promulgated under the Securities Act.  The Funds’ investments may also include securities that do not produce immediate cash income, such as zero-coupon bonds.

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, the Adviser may invest up to 100% of a Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in a Fund not achieving its investment objective.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Principal Risks of Investing in the Funds

Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in a Fund.  The principal risks of investing in the Funds are:

	Equity Allocation Fund	Core Taxable Bond Fund	Tax Exempt National Bond Fund	Tax Exempt New York Bond Fund
Allocation Risk	✓	-	-	-
Asset-Backed and Mortgage-Backed Securities Risk	-	✓	✓	✓
Commodities Markets Risk	✓	-	-	-
Currency Risk	✓	-	-	-
Cybersecurity Risk	✓	✓	✓	✓
Equity Market Risk	✓	-	-	-
Fixed-Income Securities Risk	✓	✓	✓	✓
Focused Portfolio Risk	-	-	-	✓
Foreign and/or Emerging Markets Securities Risk	✓	✓	-	-
Foreign Currency Exchange Contracts Risk	✓	✓	-	-
General Market Risk	✓	✓	✓	✓
Government-Sponsored Entities Risk	-	✓	✓	✓
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High-Yield Fixed-Income Securities (Junk Bonds) Risk	✓	✓	✓	✓
Large Capitalization Companies Risk	✓	-	-	-
Management Risk	✓	✓	✓	✓
Master Limited Partnership Risk	✓	-	-	-
Municipal Securities Risk	-	✓	✓	✓
New York-Specific Risk	-	-	-	✓
Non-Diversified Risk	-	-	-	✓
Other Investment Companies and Exchange-Traded Funds Risk	✓	✓	✓	✓
Preferred Stock	✓	✓	-	-
Real Estate Risk	✓	-	-	-
Restricted Securities Risk	-	✓	✓	✓
Small and Medium Capitalization Companies Risk	✓	-	-	-
Tax Risk	-	✓	✓	✓
Valuation Risk	✓	✓	✓	✓
When-Issued Securities Risk	-	✓	✓	✓
Zero-Coupon Bond Risk	-	✓	✓	✓

Allocation Risk.  The Equity Allocation Fund’s ability to achieve its investment objective depends upon the Adviser’s ability to effectively allocate the Fund’s assets among various asset classes and investment strategies.  There is the risk that the Adviser’s allocation methodology and assumptions regarding asset classes and investment strategies may be incorrect in light of actual market conditions and may negatively impact a Fund’s performance.  There is also a risk that the mix of asset classes and investment strategies selected by the Adviser may fail to interact as predicted and may magnify the Fund’s exposure to certain risks and/or reduce opportunities for gains.

Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates.  Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales.  The Funds’ yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates.  The risk of prepayment may also decrease the value of mortgage-backed securities.  Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, if a Fund holds mortgage-backed securities, it may exhibit additional volatility.  Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.  However, both of these types of securities may decline in value because of defaults on the underlying obligations.

A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.  Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.  To the extent that a Fund invests in mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks.  Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer.  There can be no assurance that the private insurers can meet their obligations under the policies. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a Fund.  The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.  Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

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Commodities Markets Risk.  Exposure to commodity markets through investments in commodity-linked instruments may subject the Equity Allocation Fund to greater volatility than investments in traditional securities.  This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Currency Risks.  If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive interest or dividends in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in investor expectations concerning and levels of interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other economic or political developments in the United States or abroad.

Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks.  In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.  Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Cyber incidents affecting the Funds or their service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Funds’ ability to calculate their NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.  Furthermore, the Funds cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.  As a result, the Funds and their shareholders could be negatively impacted.

Equity Markets Risk.  The Equity Allocation Fund will be exposed to equity market risk through direct investments in equity securities and investments in equity-linked derivative instruments.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or discontinued by the issuer, and that participation in the growth of an issuer may be limited.

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Exchange-Traded Funds Risk.  An investment in an ETF generally presents the same primary risks as an investment in a mutual fund (i.e., an investment company that is not exchange traded) that has the same investment objective, strategies and policies.  The price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their NAV (so a Fund may experience a loss upon selling an ETF position if its discount widened or if it purchased ETF shares at a premium even if the value of the ETF’s assets does not change); (2) an active trading market for an ETF’s shares may not develop or be maintained; (3) trading of an ETF’s shares may be halted if, among other things, the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (4) an ETF’s shares may be delisted.  Additionally, as is the case with other investment companies, ETFs are subject to management fees and other expenses that the Fund pays in addition to its fees and expenses.

Fixed-Income Securities Risk.  Fixed-income securities held by the Funds are or may be subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below.

Call Risk.  During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  In this event a Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

Credit Risk.  Fixed-income securities are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.  Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.

Interest Rate Risk.  Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.  The historically low interest rate environment increases the risk associated with rising interest rates.

Liquidity Risk.  Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.  These features make it more difficult to sell or buy a security at a favorable price or time.  Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance.  Infrequent trading of securities may also lead to an increase in their price volatility.  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a position in a timely manner.  If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

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Prepayment and Extension Risk.  Many types of fixed-income securities are subject to prepayment risk.  Prepayment occurs when the issuer of a fixed-income security can repay principal faster than expected prior to the security’s maturity.  Fixed-income securities subject to prepayment risk can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a fixed-income security can be difficult to predict and result in greater volatility.  On the other hand, rising interest rates could cause prepayments of the obligations to decrease.  This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

Focused Portfolio Risk.  The Tax Exempt New York Bond Fund invests in a limited number of companies or issuers.  Therefore, changes in the value of a single security may have a more significant effect on the value of the Fund’s portfolio than for other funds that invest in a greater number of companies or issuers.

Foreign and Emerging Market Securities Risk.  Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable operational or financial information or unfavorable political or legal developments.  Those risks are increased for investments in emerging markets.

Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), dollar-denominated foreign securities and securities purchased directly on foreign exchanges.  ADRs and GDRs are depositary receipts for foreign company stocks that are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and that entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts.  ADRs are U.S. dollar denominated.  GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency.  Foreign securities, including ADRs and GDRs, may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.

In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  A Fund will generally not be eligible to pass through to shareholders any U.S. federal income tax credits or deductions with respect to foreign taxes paid unless it meets certain requirements regarding the percentage of its total assets invested in foreign securities.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can and often do perform differently from U.S. markets.

Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Emerging market securities may be subject to relatively more abrupt and severe price declines due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries.  Investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries.  In addition, investment in emerging market countries may be restricted or controlled and may require a Fund to establish special custody or other arrangements before investing.  Because the securities settlement procedures tend to be less sophisticated in emerging market countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions.  Many emerging market countries have experienced currency devaluation, currency inflation or economic recessions, which is likely to have a negative effect on their security markets.  Also, high levels of debt, adverse social and political circumstances and policies of expropriation and intervention in emerging markets countries could adversely affect the value of a Fund’s holdings.

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Foreign Currency Exchange Contracts Risk.  The use of foreign currency exchange contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  These instruments are a type of derivative contract, whereby a Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future.  These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations.  The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved.  Foreign currency exchange contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency.  When entering into foreign currency exchange contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund.  At or prior to maturity of such a contract, a Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices.  When a Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.  Investment in these instruments also subjects a Fund, among other factors, to counterparty risk (the risk that the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument).

General Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company.  As a result of this volatility, many of the other risks associated with an investment in the Funds may be increased.  Continuing market problems may have adverse effects on the Funds.

Government Sponsored Entities Risk.  Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Adviser’s success and other market conditions.

High-Yield Fixed-Income Securities (Junk Bond) Risk.  High-yield fixed-income securities or “junk bonds” are fixed-income securities rated below investment grade.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default.  Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged or undergoing restructuring and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.  As a result, junk bonds generally are more sensitive to credit risk and are considered more speculative than securities in the higher-rated categories.  The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.  The secondary market for securities that are junk bonds may be less liquid than the markets for higher quality securities, and, as such, may have an adverse effect on the market prices of and a Fund’s ability to arrive at a fair value for certain securities.

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Large Capitalization Companies Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk.  The ability of a Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in a Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

Master Limited Partnership Risk.  Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership.  There also are certain tax risks associated with the MLPs in which the Fund may invest, including the possibility that the Internal Revenue Service (“IRS”) could challenge the federal income tax treatment of the MLPs in which the Equity Allocation Fund invests.  The tax risks of investing in an MLP are generally those inherent in investing in a partnership as compared to a corporation.  If an MLP in which the Fund invests fails to qualify as a “qualified publicly traded partnership,” as defined in the Internal Revenue Code of 1986, as amended (the “Code”), and is not otherwise taxed as a corporation, income generated by such an MLP may not constitute “good income” and may thus jeopardize the Fund’s status as a regulated investment company for federal income tax purposes.  MLPs may also be subject to state taxes in some jurisdictions.  These tax risks, and any adverse determination with respect thereto, could have a negative impact on the after-tax income available for distribution by the MLPs and the value of the Fund’s investments in an MLP.

Municipal Securities Risk.  An investment in the Funds may be affected by municipal securities risk.  Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund.  The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates.  Repayment of municipal securities depends on the ability of the issuer or projects backing such securities to generate taxes or revenues.  There is also a risk that the interest on a municipal security that is expected to produce tax-exempt income may be subject to income tax if successfully challenged by the IRS.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.  Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market.  Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities.  In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.  Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.  If the IRS determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

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Municipal securities are generally traded via a network among dealers and brokers that connect buyers with sellers.  Liquidity in the tax exempt market has been reduced as a result of overall economic conditions and credit tightening.  The condition of the secondary market for particular municipal bonds and other debt securities may make them more difficult to value or sell.

New York-Specific Risk.  Because the Tax Exempt New York Bond Fund invests primarily in the securities of issuers located in New York, the Fund will be disproportionally affected by political and economic conditions and developments in New York.  Adverse conditions in an industry significant to a local economy, such as the financial services industry, could have a correspondingly adverse effect on the financial condition of local issuers.  Economic, political or regulatory changes in New York could also adversely affect New York municipal bond issuers and therefore the value of the Fund’s investment portfolio.  In addition, the Fund’s susceptibility to New York-specific risks may magnify other risks and make the Fund more volatile than the other Funds.

Certain substantial issuers of New York municipal obligations have, at times, experienced serious financial difficulties.  The default or credit rating downgrade of one of these issuers could affect the market values and marketability of all New York municipal obligations and affect the Fund’s investment performance.  However, strong demand for New York municipal obligations has also at times had the effect of permitting New York municipal obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions.  A recurrence of the financial difficulties previously experienced by certain issuers of New York municipal obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York municipal obligations.  The occurrence of any such default could materially affect adversely the market values and marketability of all New York municipal obligations and, consequently, the value of the Fund’s holdings.  If New York or any of its local governmental entities are unable to meet their financial obligations, the Fund’s income, NAV, ability to preserve or realize appreciation of capital or liquidity could be adversely affected.

These factors, among others (including the outcome of pending litigation involving the state or its localities), could affect the credit ratings of New York municipal obligations.

Non-Diversified Risk.  The Tax Exempt New York Bond Fund is classified as a “non-diversified” investment company under the 1940 Act.  As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer.  As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Other Investment Companies Risk.  Federal law generally prohibits a mutual fund from acquiring shares of an investment company if, immediately after such acquisition, the fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares.  This prohibition may prevent a Fund from allocating its investments in an optimal manner.  You will indirectly bear fees and expenses charged by the underlying funds in addition to a Fund’s direct fees and expenses and, as a result, your cost of investing in a Fund will generally be higher than the cost of investing in a fund that does not invest in other investment companies.

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Preferred Stock Risk.  The Equity Allocation Fund and Core Taxable Bond Fund may invest in preferred stock.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Real Estate Risk.  The Equity Allocation Fund may invest indirectly in real estate by investing in REITs.  These investments are subject to numerous risks, including, but not limited to, adverse changes in general economic and local market conditions, adverse developments in employment or local economic performance, changes in supply or demand for similar or competing properties, unfavorable changes in applicable taxes, governmental regulations or interest rates, and lack of available financing.  The REITs in which the Fund invests may improve or operate real properties as well as buying and selling them, and accordingly those investments are also subject to risks associated with improving and operating property, such as the inability to maintain rental rates and occupancy levels in highly competitive markets, unavailability or increases in the cost of insurance, unexpected increases in the costs of refurbishment and improvements, unfavorable rent control laws and costs of complying with environmental regulations.  If a REIT fails to qualify as a REIT under the Code, then the REIT could become taxable as a corporation, which would likely have an adverse impact on the value of the Fund’s investment.  The Fund will generally have no control over the operations and policies of a REIT, and the Fund generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.

Restricted Securities Risk.  The Funds may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Funds, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.  Certain of the Funds’ investments may be placed in smaller, less seasoned, issuers that present a greater risk due to limited product lines and/or financial resources.  The issuer of privately placed securities may not be subject to the disclosure and other investor protection requirements of a public trade.

Privately placed securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.  The Funds may incur more costs in the disposition of such securities because of the time and legal expense required to negotiate a private placement.  Because of the limited market, the Funds may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.

Small and Medium Capitalization Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small and medium capitalization companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile.

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Tax Risk.  The Core Taxable Bond Fund’s investments could be affected by any changes to the tax deduction for interest paid on fixed-income securities.  Any proposed or actual changes to the tax deduction for interest paid could significantly affect the supply of and market for fixed-income securities.

Municipal securities may decrease in value during times when federal income tax rates are falling.  The Tax Exempt Funds’ investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations.  The Tax Exempt New York Bond Fund’s investments are also affected by changes in New York State and New York City income tax rates applicable to, or the continuing New York State and New York City tax-exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Funds’ ability to acquire and dispose of municipal obligations at desirable yield and price levels.  If you are subject to the federal AMT, you may have to pay federal tax on a portion of your distributions from tax-exempt income.  If this is the case, the Funds’ net after-tax return to you may be lower.  The Fund would not be suitable investments for investors investing through tax-exempt or tax-deferred accounts.

Valuation Risk.  The prices provided by the Funds’ pricing service or independent dealers or the fair value determinations made by the valuation committee of the Board of Trustees may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

When‑Issued Securities Risk.  The Funds may from time to time purchase securities on a “when‑issued” basis.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when‑issued securities take place at a later date.  When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.  In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

Zero-Coupon Bond Risk.  As interest on zero-coupon bonds is not paid on a current basis, the values of the bonds are subject to greater fluctuations than are the value of bonds that distribute income regularly and may be more speculative than such bonds.  Accordingly, the values of zero-coupon bonds may be highly volatile as interest rates rise or fall.  In addition, while zero-coupon bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by Subchapter M of the Code in order for the Fund to maintain its status as a RIC.

More detailed information about the Funds, their investment policies and risks can be found in the Funds’ Statement of Additional Information (“SAI”).

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.  Disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports to Fund shareholders will be available by contacting the Rockefeller Funds, c/o U.S. Bancorp Funds Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 or calling 1-855-369-6209, or by visiting the Funds’ website at www.rockefellerfunds.com.  The Form N-Q will be available on the SEC’s website at www.sec.gov.

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Management of the Funds

The Adviser

The Funds have entered into an investment advisory agreement (the “Advisory Agreement”) with Rockefeller & Co. LLC, located at 10 Rockefeller Plaza, Third Floor, New York, NY 10020.  The Adviser is registered as an investment adviser with the SEC, and offers global investing and wealth management services to a wide variety of individual and institutional investors.  Effective March 1, 2018, the Adviser became an indirect wholly-owned subsidiary of Rockefeller Capital Management L.P. (“RCM”), a new holding company currently controlled by Viking Global Investors LP, a global investment firm founded in 1999 (the “Transaction”).  Rockefeller Capital Management is the marketing name for RCM and its affiliates, including the Adviser.  The Advisory Agreement and operating expense limitation agreement (discussed below) became effective upon completion of the Transaction.  The operating expense limitation agreement will continue for a period of at least two years from the effective date of the Advisory Agreement.

As of November 30, 2017, the Adviser had approximately $12.7 billion in net assets under management.  Under the Advisory Agreement, the Adviser has overall responsibility for the general management and investment of each Fund’s portfolio, subject to the supervision of the Board of Trustees.  For the fiscal year ended November 30, 2017, the Adviser received management fees of 0.89%, 0.35%, 0.35% and 0.38% of the Equity Allocation Fund, Core Taxable Bond Fund, Intermediate Tax Exempt National Bond Fund and Intermediate Tax Exempt New York Bond Fund’s average daily net assets, including previously waived expenses recouped by the Adviser.

Fund Expenses.  Each Fund is responsible for its own operating expenses.  However, pursuant to an operating expense limitation agreement between the Adviser and the Funds, the Adviser has agreed to waive its fees and/or reimburse expenses to ensure that each Fund’s total annual fund operating expenses (exclusive of front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) does not exceed its average net assets on an annual basis as follows:

	Institutional Class	Advisor Class
Rockefeller Equity Allocation Fund	1.25%	1.40%
Rockefeller Core Taxable Bond Fund	0.85%	1.00%
Rockefeller Intermediate Tax Exempt National Bond Fund	0.85%	1.00%
Rockefeller Intermediate Tax Exempt New York Bond Fund	0.85%	1.00%

Any waiver of advisory fees or payment of expenses made by the Adviser may be reimbursed by the Funds in subsequent years if requested by the Adviser and the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on such Fund’s expenses at the time of waiver.  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.  Any such reimbursement will be reviewed by the Board of Trustees.  A Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.  This agreement is in effect through at least March 1, 2020.  This operating expense limitation agreement may be terminated at any time at the discretion of the Board of Trustees.

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A discussion regarding the basis of the Board of Trustees’ approval of the Investment Advisory Agreement will be included in the Funds’ semi-annual report to shareholders for the period ending May 31, 2018.

The Rockefeller Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.

Portfolio Managers

David P. Harris, CFA® is the Chief Investment Officer and a Managing Director of the Adviser.  He is a member of the Executive Committee.  Mr. Harris has spent more than two decades with the Adviser.  Prior to becoming Chief Investment Officer in 2005 he was the firm’s Director of Equity Management, where he led the global equity portfolio and the equity analyst team.  Before joining the Adviser, Mr. Harris worked at Stein Roe & Farnham, where he was a portfolio manager for non-U.S. and emerging market equity funds.  Mr. Harris serves on the Board of Trustees and as Chair of the Investment Committee of St. Barnabas Hospital, the Advisory and Investment Committees of the Studio in a School Association, and the Board of Directors of Quarry Underwriting Assurance Limited.  He is a Chartered Financial Analyst.  Mr. Harris received his bachelor’s degree from the University of Michigan and an MBA with distinction from Cornell University.

Jimmy C. Chang, CFA®, is the Chief Investment Strategist, Senior Portfolio Manager and Managing Director of the Adviser, and has oversight of the Adviser’s Fixed Income Team.  He has been a co-portfolio manager to the Rockefeller Equity Allocation Fund since its inception, and has served as the portfolio manager of the Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund since September 27, 2016.  Prior to joining the Adviser in 2004, Mr. Chang served as a Senior Vice President, Chief Technology Strategist and Senior Technology Analyst at the U.S. Trust Company of New York, where he led technology equity research and co-managed a technology fund.  Mr. Chang previously served as a Senior Marketing Representative and an Advisory Systems Engineer at International Business Machines Corporation (IBM) from 1985 to 1994, where he was responsible for client relationship management, business volume and profit attainments at major international financial services and banking accounts.  Mr. Chang is a Chartered Financial Analyst charterholder.  He received an M.B.A. in Finance/International Business from New York University and a B.S. (summa cum laude) in Electrical Engineering from The Cooper Union.  He is a member of the Tau Beta Pi National Engineering Honor Society. Jimmy serves on the Investment Committee of the Foundation for Contemporary Arts.

Andrew M. Kello is the Portfolio Manager within the Adviser’s Fixed Income Team.  He has served as the associate portfolio manager of the Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund since September 27, 2016.  Prior to joining the Adviser in 2006 as a Portfolio Engineer, Mr. Kello was an Investment Associate for the Institutional Sales Group at UBS Financial Services, Inc.  While at UBS Financial Services, Inc., Mr. Kello was also a Financial Advisor in the Private Client Group and a Client Service Associate.  Mr. Kello holds a B.S. in Organizational Communication from Northeastern University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Funds.

CFA® is a registered trademark owned by the CFA Institute.

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Shareholder Information

Choosing a Share Class

Each Fund offers Institutional Class and Advisor Class shares in this prospectus.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below.  You should always discuss the suitability of your investment with your financial intermediary or financial advisor.

	Institutional Class	Advisor Class
Shareholder Servicing Fee	None	0.15%

Institutional Class Shares
Institutional Class shares are offered for sale at net asset value (“NAV”) without the imposition of a sales charge or shareholder servicing fee.  Institutional Class shares are offered primarily to institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals.  Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds.  Pension and profit sharing plans, employee trusts and employee benefit plan alliances and “wrap account” or “managed fund” programs established with broker-dealers or financial intermediaries that maintain an omnibus or pooled account for the Funds and do not require the Funds to pay a fee may purchase Institutional Class shares, subject to investment minimums.

Advisor Class Shares
Advisor Class shares are offered for sale at NAV, without the imposition of a sales charge.  Advisor Class shares are subject to a shareholder servicing fee of 0.15% of the average daily net assets of a Fund attributable to Advisor Class shares, computed on an annual basis.

Advisor Class shares of the Equity Allocation Fund, Core Taxable Bond Fund, Tax Exempt National Bond Fund and Tax Exempt New York Bond Fund are not currently offered for sale.

Share Price

The price of a Fund’s shares is its NAV.  The NAV per share is calculated by dividing the value of a Fund’s total assets, less its liabilities, by the number of its shares outstanding.  In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  The NAV is calculated at the close of regular trading on the NYSE, which is generally 4:00 p.m., Eastern time.  The NAV will not be calculated on days on which the NYSE is closed for trading.  If the NYSE closes early, the Fund will calculate the NAV at the closing time on that day.  If an emergency exists as permitted by the SEC, the NAV may be calculated at a different time.

Each security owned by a Fund that is listed on a national securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange at the close of the exchange, on the date as of which assets are valued.  Debt securities, including short-term debt securities and money market instruments with a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved pricing service.  Where the price of a debt security is not available from an approved pricing service, the most recent quotation from one or more broker-dealers known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized using the “constant yield 2” method until maturity.  When a Fund buys a when-issued, new issue or delayed delivery debt security and the security is not yet being traded or priced by an approved independent pricing service, the security will be valued at cost.  Thereafter, the security will be valued at its market value (if it has commenced trading or is priced by an independent pricing service) or its fair value if the security has not commenced trading or is not priced by an approved independent pricing service for more than five days.  Forward currency contracts are valued at the mean between the bid and asked prices.

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If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.  Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If NOCP is not available, such securities shall be valued at the last sell price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices at the close of the exchange on such day, or the security is valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service.

If market quotations are not readily available or are deemed unreliable, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that the security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that Funds’ shares are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or is realized upon its sale.  Therefore, if a shareholder purchases or redeems Fund shares when it holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market-value pricing.  The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are not readily available or are considered unreliable .

How to Purchase Shares

All purchase requests received in good order by the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), or by an authorized financial intermediary (an “Authorized Intermediary,” as defined below) before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at that day’s NAV per share.  Purchase requests received by the Transfer Agent or an Authorized Intermediary after the close of the NYSE (generally 4:00 p.m., Eastern time) will receive the next business day’s NAV per share.  An Authorized Intermediary is a financial intermediary (or its authorized designee) that has made arrangements with the Funds to receive purchase and redemption orders on their behalf.  For additional information about purchasing shares through financial intermediaries, please see “Purchasing Shares Through a Financial Intermediary,” below.

All account applications (each an “Account Application”) to purchase Fund shares are subject to acceptance by the Funds and are not binding until so accepted.  It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to other shareholders.  Your order will not be accepted until the Funds or the Transfer Agent receives a completed Account Application.  The Funds reserve the right to reject any Account Application.

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The Funds reserve the right to reject any purchase order if, in their discretion, it is in the Funds’ best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of a Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  In addition, a service fee, which is currently $25, as well as any loss sustained by the Funds, will be deducted from a shareholder’s account for any purchases that do not clear.  Written notice of a rejected purchase order will be provided to the investor within one or two business days under normal circumstances.  The Funds and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your order will not be accepted until a completed Account Application is received by the Funds or the Transfer Agent.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Minimum Investment Amounts

Share Purchase Amounts	Institutional Class	Adviser Class
Minimum Initial Investment	$1,000,000	$100,000
Minimum Subsequent Investment	$10,000	$1,000

The Funds reserve the right to waive the minimum initial investment or minimum subsequent investment amounts at their discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.  The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.  Certain intermediaries also may have investment minimums, which may differ from the Funds’ minimums, and may be waived at the intermediaries’ discretion.

Purchase Requests Must be Received in Good Order
Your share price will be the next calculated NAV per share, after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  For purchases made through the Transfer Agent, “good order” means that your purchase request includes:

•	the name of the Fund and share class you are investing in;
•	the dollar amount of shares to be purchased;
•	your account application or investment stub; and
•	a check payable to the Fund you are investing in.

For information about your financial intermediary’s requirements for purchases in good order, please contact you financial intermediary.

Purchase by Mail.  To purchase Fund shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to the Fund you are investing in to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent.  If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check.

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Regular Mail	Overnight or Express Mail
Rockefeller Funds	Rockefeller Funds
c/o U.S. Bancorp Funds Services, LLC	c/o U.S. Bancorp Funds Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks or any conditional order or payment.

Purchase by Wire.  If you are making your first investment in the Funds through a wire purchase, the Transfer Agent must have a completed Account Application before you wire funds.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at 1-855-369-6209 to advise it of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund in which you are investing, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Rockefeller Funds
(name of the Fund you are investing in)
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Funds and U.S. Bank, N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Investing by Telephone.  Unless you declined Telephone Options on the Account Application, you may purchase additional shares by calling the Funds toll free at 1-855-369-6209.  This option allows investors to move money from their bank account to their Fund account upon request.  Your account must be open for 15 days prior to the first telephone transaction and only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the applicable price determined on the day your order is placed.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.

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Automatic Investment Plan.  For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the AIP.  The AIP provides a convenient method to have monies deducted from your bank account, for investment into a Fund, on a monthly, quarterly, semi-annual or annual basis.  In order to participate in the AIP, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the ACH network.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date of the request.  If your bank rejects your payment, the Fund’s Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Fund’s Transfer Agent at 1-855-369-6209 for instructions.

Purchasing Shares Through a Financial Intermediary.  Investors may be charged a fee if they effect transactions through a financial intermediary.  If you are purchasing shares through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales.  Financial intermediaries placing orders for themselves or on behalf of their customers should call the Funds toll free at 1-855-369-6209, or follow the instructions listed in the sections above entitled “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

If you place an order for the Funds’ shares through a financial intermediary that is not an Authorized Intermediary in accordance with such financial intermediary’s procedures, and such financial intermediary then transmits your order to the Transfer Agent in accordance with the Transfer Agent’s instructions, your purchase will be processed at the NAV next calculated after the Transfer Agent receives your order.  The financial intermediary must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial intermediary will be held liable for any resulting fees or losses.

In the case of Authorized Intermediaries that have made satisfactory payment or redemption arrangements with the Funds, orders will be processed at the NAV next calculated after receipt by the Authorized Intermediary (or its authorized designee), consistent with applicable laws and regulations.  An order is deemed to be received when a Fund or an Authorized Intermediary accepts the order.  Authorized Intermediaries may be authorized to designate other intermediaries to receive purchase and redemption requests on behalf of the Funds.  Financial intermediaries, including Authorized Intermediaries, may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Funds.  Purchase requests submitted to an Authorized Intermediary after the Authorized Intermediary’s imposed cut-off time may not be received by a Fund prior to the Fund’s cut-off time at the close of regular trading (generally 4:00 p.m., Eastern time) on that day.  Such purchase requests will be processed at the NAV calculated at the close of regular trading on the next day that the NYSE is open for business.  For more information about your financial intermediary’s rules and procedures, and whether your financial intermediary is an Authorized Intermediary, and whether your financial intermediary imposes cut-off times for the receipt of orders that are earlier than the cut-off times established by the Funds, you should contact your financial intermediary directly.

Anti-Money Laundering Program.  The Trust has established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with this law, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

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•	full name;
•	date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	permanent street address (a P.O. Box number alone is not acceptable).

If you are opening an account in the name of certain legal entities (e.g., a partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners of the legal entity.  Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

If any information listed above is missing, your Account Application will be returned and your account will not be opened.  In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application.  The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by the Funds within a reasonable time of the request or if the Funds cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at 1-855-369-6209.

How to Redeem Shares

Orders to sell or “redeem” shares may be placed either directly with the Funds or through a financial intermediary.  If you originally purchased your shares through a financial intermediary, including an Authorized Intermediary, your redemption order must be placed with the same financial intermediary in accordance with the procedures established by that financial intermediary.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  You may redeem Fund shares on any business day that the Fund calculates its NAV.  To redeem shares directly with a Fund, you must contact the Fund either by mail or by telephone to place a redemption request.  Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order.  Your redemption request must be received in good order (as discussed under “Payment of Redemption Proceeds,” below) prior to the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) by the Transfer Agent or by your Authorized Intermediary.  Redemption requests received by the Transfer Agent or an Authorized Intermediary after the close of the NYSE will be treated as though received on the next business day.

Shareholders who hold their shares through an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 1-855-369-6209.  Investors will be asked whether or not to withhold taxes from any distribution.

Payment of Redemption Proceeds.  You may redeem your Fund shares at the NAV per share next determined after the Transfer Agent or your Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  Redemption proceeds with respect to all requests received by the Transfer Agent or your Authorized Intermediary in good order before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be sent one to three business days following the receipt of your redemption request.

A redemption request made through the Transfer Agent will be deemed in “good order” if it includes:

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•	the shareholder’s name;
•	the name of the Fund and share class you are redeeming from;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account and signature guarantee(s), if applicable.

For information about your financial intermediary’s requirements for redemption requests in good order, please contact your financial intermediary.

You may receive proceeds of your sale in a check sent to the address of record, electronically via the ACH network using the previously established bank instructions or federal wire transfer to your pre-established bank account.  The Funds typically expect that it will take one to three business days following the receipt of your redemption request to pay out redemption proceeds, regardless of whether the redemption proceeds are paid by check, ACH transfer or wire.  Please note that wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three business days after redemption.  In all cases, proceeds will be sent within seven calendar days after the Funds receive your redemption request.

The Funds typically expect they will hold cash or cash equivalents to meet redemption requests.  The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds.  These redemption methods will be used regularly and may also be used in stressed market conditions.

The Funds reserve the right to redeem in-kind as described below.  Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders.  Redemptions in-kind may be used in circumstances as described above, and may also be used in stressed market conditions.

Redemption in-kind proceeds are limited to securities that are traded on a public securities market or for which quoted bid prices are available.  In the unlikely event that the Funds do redeem shares in-kind, the procedures utilized by the Funds to determine the securities to be distributed to redeeming shareholders will generally be representative of a shareholder’s interest in the Funds’ portfolio securities.  However, the Funds may also redeem in-kind using individual securities as circumstances dictate.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of shareholders.  Your ability to redeem shares online or by telephone may be delayed or restricted after you change your address.  You may change your address at any time by telephone or written request, addressed to the Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.  The Funds are not responsible for interest lost on redemption amounts due to lost or misdirected mail.

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Please note, under unusual circumstances, the Funds may suspend redemptions, as permitted by federal securities law.  The Funds may also delay paying redemption proceeds for up to seven calendar days after receiving a request if an earlier payment could adversely affect the Funds.

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public.  A signature guarantee, from either a Medallion program member or a non-Medallion program member of each owner is required in the following situations:

•	if ownership is being changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record;
•	when a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days; or
•	for all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail.  You can execute most redemptions by furnishing an unconditional written request to the Funds to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Rockefeller Funds	Rockefeller Funds
c/o U.S. Bancorp Funds Services, LLC	c/o U.S. Bancorp Funds Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase or redemption orders is based on when the order is received at the Transfer Agent’s offices.

Telephone Redemption.  If you authorized telephone transactions (on the account application or by subsequent arrangement in writing with the Funds), you may redeem shares, in amounts of $100,000 or less, by instructing the Funds by telephone at 1-855-369-6209.  A signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to add or change telephone redemption privileges.  Telephone redemptions cannot be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

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Wire Redemption.  Wire transfers may be arranged to redeem shares.  The Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.  There is no charge to have proceeds sent via ACH.

Systematic Withdrawal Program.  The Funds offer a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or year.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start the SWP, your account must have Fund shares with a value of at least $10,000, and the minimum payment amount is $500.  The SWP may be terminated or modified by the Funds at any time.  You may terminate your participation in the SWP at any time in writing or by telephoning the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves a redemption of Fund shares, and may result in a capital gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-855-369-6209 for additional information regarding the SWP.

The Funds’ Right to Redeem an Account.  The Funds reserve the right to redeem the shares of any shareholder whose account balance is less than $2,500, other than as a result of a decline in the NAV of a Fund or for market reasons.  The Funds will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.  Redemption of a shareholder’s account by the Funds may result in a capital gain or loss for federal income tax purposes.

Exchanging or Converting Shares

Exchanging Shares.  You may exchange all or a portion of your investment from the share class of one Rockefeller Fund to an identically registered account in the same share class of another Rockefeller Fund.  Any new account established through an exchange will be subject to the minimum investment requirements described above under “How to Purchase Shares,” unless the account qualifies for a waiver of the initial investment requirement.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable capital gain or loss.

Converting Shares.  Subject to meeting the minimum investment amount for Institutional Class shares, investors currently holding Advisor Class shares of a Fund may convert to Institutional Class shares of the same Fund.  A share conversion within the same Fund will not result in a capital gain or loss for federal income tax purposes.

Call the Funds (toll-free) at 1-855-369-6209 to learn more about exchanges and conversions of Fund shares.

Tools to Combat Frequent Transactions

The Funds are intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps may include, among other things, monitoring trading activity and using fair value pricing, as determined by the Board of Trustees, when the Adviser determines current market prices are not readily available.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that they believe is consistent with shareholder interests.  Except as noted herein, the Funds will apply all restrictions uniformly in all applicable cases.

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Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect short-term trading activities.  Short-term trading occurs when an investor (through one or more accounts) makes more than one round-trip (a purchase into a fund followed by a redemption) within a short period of time.  Investors are limited to no more than four round-trip transactions in a 12-month period after which time future purchases into the Funds will be restricted.  If, as a result of this monitoring, a Fund believes that an investor has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Fair Value Pricing.  The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that, in the judgment of the Adviser, does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Share Price.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from Authorized Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Funds’ ability to monitor and discourage abusive trading practices in non-disclosed or omnibus accounts may be limited.

Other Fund Policies

Telephone Transactions.  If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time).

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During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed previously in the “How to Purchase Shares” section.  Neither the Funds nor the Transfer Agent are liable for any loss incurred due to failure to complete a telephone transaction prior to market close.

Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern time).  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.  The Funds are not responsible for delays due to communications or transmission outages, subject to applicable law.

Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine, subject to applicable law.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting:

•	that you correctly state your Fund account number;
•	the name in which your account is registered; or
•	the Social Security or taxpayer identification number under which the account is registered.

Redemption in Kind.  The Funds generally pay redemption proceeds in cash.  However, the Trust has filed a notice of election under Rule 18f-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with the SEC, under which the Trust has reserved the right to redeem in kind under certain circumstances, meaning that redemption proceeds are paid in liquid securities with a market value equal to the redemption price.  These securities redeemed in kind remain subject to general market risks until sold.  For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions made in cash.  If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges when converting the securities to cash.

Policies of Other Financial Intermediaries.  An Authorized Intermediary may establish policies that differ from those of the Funds.  For example, the Authorized Intermediary may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your Authorized Intermediary for details.

Closure of a Fund.  The Adviser retains the right to close a Fund (or partially close a Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Adviser may decide to close a Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If a Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding.  In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-855-369-6209 to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

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Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Funds maintain a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds.  Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account.  If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll-free at 1-855-369-6209 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

IRA Accounts.  IRA accounts will be charged a $15 annual maintenance fee.

Distribution of Fund Shares

The Distributor

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Funds’ principal underwriter, provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  The offering of the Funds’ shares is continuous, and the Distributor distributes the Funds’ shares on a best efforts basis.  The Distributor is not obligated to sell any certain number of shares of the Funds.  The Distributor, and the Fund’s administrator and custodian, are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) on behalf of each Fund’s Advisor Class shares that allows a Fund to make payments to financial intermediaries and other persons for certain personal services for shareholders and/or the maintenance of shareholder accounts.  The amount of the shareholder servicing fee authorized is an annual rate of 0.15% of a Fund’s average daily net assets attributable to Advisor Class shares.  Because these fees are paid out of a Fund’s assets attributable to Advisor Class shares on an on-going basis, over time these fees will increase the cost of your investment in Advisor Class shares of a Fund and may cost you more than paying other types of sales charges.  Institutional Class shares of the Funds are not subject to a shareholder servicing fee.

Payments to Financial Intermediaries

The Funds may pay fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, including affiliates of the Adviser, for recordkeeping, sub-administration, sub-accounting, sub-transfer agency and other shareholder services (collectively, “sub-TA services”) associated with shareholders whose shares are held of record in omnibus and networked accounts, retirement plans, other group accounts or accounts traded through registered securities clearing agents in lieu of the transfer agent providing such services.

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The Adviser, out of its own resources and legitimate profits and without additional cost to the Funds or their shareholders, may provide additional cash payments to certain intermediaries.  These payments, sometimes referred to as revenue sharing, are in addition to Rule 12b-1 fees and sub-TA fees paid by the Funds, if any.  Revenue sharing payments may be made to intermediaries for sub-TA services or distribution-related services, such as marketing support; access to third party platforms; access to sales meetings, sales representatives and management representatives of the intermediary; inclusion of the Funds on a sales list, including a preferred or select sales list, and in other sales programs.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.  From time to time, and in accordance with applicable rules and regulations, the Adviser may also provide non-cash compensation to representatives of various intermediaries who sell Fund shares or provide services to Fund shareholders.

Distributions and Taxes

Distributions

The Funds will make distributions of net investment income on a quarterly basis, and will make distributions of net capital gain, if any, at least annually, typically during the month of December.  The Funds may make additional distributions if deemed to be desirable at another time during the year.

All distributions will be reinvested in additional Fund shares unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write to or call the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the applicable Fund’s then current NAV per share and to reinvest all subsequent distributions.

Federal Income Tax Consequences

Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund.  Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders.  Please consult your tax adviser before investing.

Distributions of a Fund’s investment company taxable income (which includes, but is not limited to, taxable interest, dividends, net short-term capital gain, and net gain from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income.  For a non-corporate shareholder, to the extent that a Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income may be subject to tax at the reduced federal income tax rates applicable to net long-term capital gain, if certain holding period requirements have been satisfied by the shareholder.  For a corporate shareholder, a portion of a Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent a Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for the deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.  To the extent that a Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder’s capital losses from other investments.

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Distributions of a Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares.  Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

The Tax Exempt Bond Fund and Tax Exempt New York Bond Fund anticipate that substantially all of their distributions will be exempt from regular federal income taxes, including the federal AMT, and, in the case of Tax Exempt New York Bond Fund, New York State and New York City personal income taxes, though certain distributions, including net capital gain distributions, may be subject to the federal, state, and local income taxes.  The Tax Exempt Bond Fund and Tax Exempt New York Bond Fund do not seek to realize taxable income or capital gains.  However, to the extent the Funds’ distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income.  Additionally, the Tax Exempt Bond Fund’s distributions that are exempt from regular federal income taxes may not also qualify for a similar exemption under state or local income tax laws.

For New York State income tax purposes, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City income taxes.  Distributions that are federally taxable as ordinary income or capital gains are generally subject to state and local income taxes.

You will be taxed in the same manner whether you receive your distributions (of investment company taxable income, tax-exempt income, or net capital gain) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November, or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a net investment income (“NII”) tax of 3.8%.  The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income (which excludes tax-exempt distributions made by the Tax Exempt National Bond Fund and the Tax Exempt New York Bond Fund), net of deductions properly allocable to such income, or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Funds’ distributions (other than tax-exempt distributions made by the Tax Exempt National Bond Fund and the Tax Exempt New York Bond Fund) are includable in a shareholder’s investment income for purposes of this NII tax.  In addition, any capital gain realized by a shareholder upon a sale, redemption or exchange of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who sell, redeem, or exchange shares generally will have a capital gain or loss from the sale, redemption, or exchange.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale, redemption or exchange (including in-kind redemptions) and how long the shares were held by a shareholder.  Gain or loss realized upon a sale, redemption, or exchange of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as a short-term capital gain or loss.  However, loss arising from the sale, redemption, or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  Similarly, any loss arising from the sale, redemption, or exchange of Fund shares held for six months or less will be disallowed to the extent of any tax-exempt distributions received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales, or similar transactions is not counted.  If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

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The Funds are required to report to certain shareholders and the IRS the cost basis of Fund shares when such shareholders subsequently sell, redeem, or exchange those shares.  The Funds will determine cost basis using the high cost method unless you elect in writing any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Funds for the preceding year will be annually reported to shareholders.  Distributions made by the Funds may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign, or local tax considerations applicable to a particular investor.  This section is based on the Code, Treasury Regulations, judicial decisions, and IRS guidance on the date hereof, all of which are subject to change, and possibly with retroactive effect.  No assurance can be given that legislative, judicial, or administrative changes will not be forthcoming which could affect the accuracy of any statements made in this section.  You are urged to consult your own tax adviser.

Financial Highlights

The following financial highlights tables show the Funds’ financial performance information for the period from the commencement of operations of the Institutional Class shares of the Equity Allocation Fund (February 4, 2015) to November 30, 2015 and for the fiscal years ended November 30, 2016 and 2017, and for the period from the commencement of operations of the Institutional Class shares of the Core Taxable Bond Fund, the Intermediate Tax Exempt National Bond Fund and the Intermediate Tax Exempt New York Bond Fund (December 26, 2013) to November 30, 2014 and for the fiscal years ended November 30, 2015, 2016 and 2017.  Certain information reflects financial results for a single share of the Funds.  The total return in the table represents the rate that you would have earned or lost on an investment in a Fund (assuming you reinvested all distributions).  This information has been derived from the Funds’ financial statements, which have been audited by Deloitte & Touche LLP, the independent registered public accounting firm of the Funds, whose report, along with the Funds’ financial statements and financial highlights, are included in the Funds’ annual report, which is available free of charge upon request.  Because the Advisor Class shares are not currently offered for purchase, financial highlights for this class are not presented.

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Rockefeller Equity Allocation Fund

Per Share Data for a Share Outstanding Throughout Each Period/Year

	Year Ended November 30,		Period Ended November 30,
	2017	2016	2015(1)
Net Asset Value, Beginning of Period/Year	$10.05	$9.94	$10.00

Income from investment operations:
Net investment income(2)	0.09	0.09	0.05
Net realized and unrealized gain (loss) on investments	2.57	0.10	(0.08)
Total from investment operations	2.66	0.19	(0.03)

Less distributions paid:
From net investment income	(0.10)	(0.08)	(0.03)
Total distributions paid	(0.10)	(0.08)	(0.03)
Net Asset Value, End of Period/Year	$12.61	$10.05	$9.94

Total Return(3)	26.54%	2.05%	(0.28)%

Supplemental Data and Ratios:
Net assets, end of period/year (000’s)	$118,260	$90,612	$66,715
Ratio of expenses to average net assets:
Before waiver, expense recoupment(4)	1.18%	1.24%	1.38%
After waiver, expense recoupment(4)	1.22%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before waiver, expense recoupment(4)	0.84%	0.97%	0.53%
After waiver, expense recoupment(4)	0.80%	0.96%	0.66%
Portfolio turnover rate(3)	35.98%	58.83%	56.96%

(1)	The Equity Allocation Fund commenced operations on February 4, 2015.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
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Rockefeller Core Taxable Bond Fund

Per Share Data for a Share Outstanding Throughout Each Period/Year

	Year Ended November 30,			Period Ended November 30,
	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period/Year	$10.08	$10.21	$10.30	$10.00

Income from investment operations:
Net investment income(2)	0.21	0.19	0.13	0.11
Net realized and unrealized gain (loss) on investments	0.08	0.04	(0.03)	0.27
Total from investment operations	0.29	0.23	0.10	0.38

Less distributions paid:
From net investment income	(0.20)	(0.19)	(0.12)	(0.08)
From net realized gain on investments	(0.09)	(0.17)	(0.07)	—
Total distributions paid	(0.29)	(0.36)	(0.19)	(0.08)
Net Asset Value, End of Period/Year	$10.08	$10.08	$10.21	$10.30

Total Return(3)	2.85%	2.32%	0.96%	3.87%

Supplemental Data and Ratios:
Net assets, end of period/year (000’s)	$76,066	$79,441	$79,906	$74,684
Ratio of expenses to average net assets:
Before waiver, expense recoupment(4)	0.65%	0.66%	0.72%	0.95%
After waiver, expense recoupment(4)	0.65%	0.66%	0.80%	0.85%
Ratio of net investment income to average net assets:
Before waiver, expense recoupment(4)	2.14%	1.89%	1.32%	1.11%
After waiver, expense recoupment(4)	2.14%	1.89%	1.24%	1.21%
Portfolio turnover rate(3)	50.92%	49.78%	87.73%	124.55%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

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Rockefeller Intermediate Tax Exempt National Bond Fund

Per Share Data for a Share Outstanding Throughout Each Period/Year

	Year Ended November 30,
	2017	2016	2015	Period Ended November 30, 2014(1)
Net Asset Value, Beginning of Period/Year	$9.96	$10.11	$10.25	$10.00

Income from investment operations:
Net investment income(2)	0.09	0.08	0.04	0.06
Net realized and unrealized gain (loss) on investments	0.15	(0.15)	0.05	0.24
Total from investment operations	0.24	(0.07)	0.09	0.30

Less distributions paid:
From net investment income	(0.09)	(0.07)	(0.04)	(0.05)
From net realized gain on investments	(0.07)	(0.01)	(0.19)	—
Total distributions paid	(0.16)	(0.08)	(0.23)	(0.05)
Net Asset Value, End of Period/Year	$10.04	$9.96	$10.11	$10.25

Total Return(3)	2.43%	(0.74)%	0.99%	2.97%

Supplemental Data and Ratios:
Net assets, end of period/year (000’s)	$94,759	$77,663	$74,518	$65,753
Ratio of expenses to average net assets:
Before waiver, expense recoupment(4)	0.66%	0.68%	0.75%	0.99%
After waiver, expense recoupment(4)	0.66%	0.69%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before waiver, expense recoupment(4)	0.91%	0.77%	0.55%	0.43%
After waiver, expense recoupment(4)	0.91%	0.76%	0.45%	0.57%
Portfolio turnover rate(3)	37.63%	39.80%	42.61%	235.85%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

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Rockefeller Intermediate Tax Exempt New York Bond Fund

Per Share Data for a Share Outstanding Throughout Each Period/Year

	Year Ended November 30,			Period Ended November 30,
	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period/Year	$9.94	$10.13	$10.20	$10.00

Income from investment operations:
Net investment income(2)	0.07	0.05	0.04	0.05
Net realized and unrealized gain (loss) on investments	0.16	(0.17)	0.07	0.19
Total from investment operations	0.23	(0.12)	0.11	0.24

Less distributions paid:
From net investment income	(0.07)	(0.05)	(0.04)	(0.04)
From net realized gain on investments	(0.12)	(0.02)	(0.14)	—
Total distributions paid	(0.19)	(0.07)	(0.18)	(0.04)
Net Asset Value, End of Period/Year	$9.98	$9.94	$10.13	$10.20

Total Return(3)	2.35%	(1.10)%	1.06%	2.44%

Supplemental Data and Ratios:
Net assets, end of period/year (000’s)	$37,044	$37,742	$42,076	$38,768
Ratio of expenses to average net assets:
Before waiver, expense recoupment(4)	0.82%	0.77%	0.83%	1.09%
After waiver, expense recoupment(4)	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before waiver, expense recoupment(4)	0.78%	0.62%	0.42%	0.32%
After waiver, expense recoupment(4)	0.75%	0.54%	0.40%	0.56%
Portfolio turnover rate(3)	34.50%	59.79%	50.66%	215.11%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

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PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	information the Funds receives about you on applications or other forms;
•	information you give the Funds orally; and/or
•	information about your transactions with the Funds or others.

The Funds do not disclose any non-public personal information about its shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Funds may share information with affiliated parties and unaffiliated third parties with whom they have contracts for servicing the Funds.  The Funds will provide unaffiliated third parties with only the information necessary to carry out the assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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Investment Adviser
Rockefeller & Co. LLC
10 Rockefeller Plaza, Third Floor
New York, New York 10020

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

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Rockefeller Funds
Each a series of Trust for Professional Managers

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide the most recent financial reports and portfolio listings.  The annual reports contain a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ prior fiscal period.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-855-369-6209, by visiting the Funds’ website at www.rockefellerfunds.com or by writing to:

Rockefeller Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You can review and copy information, including the Funds’ reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090.  Reports and other information about the Funds are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811‑10401)

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Statement of Additional Information dated:

March 30, 2018

Rockefeller Equity Allocation Fund
Institutional Class Shares (Symbol: ROCKX)
Advisor Class Shares (Symbol: RACKX)

Rockefeller Core Taxable Bond Fund
Institutional Class Shares (Symbol: RCFIX)
Advisor Class Shares (Symbol: RCFAX)

Rockefeller Intermediate Tax Exempt National Bond Fund
Institutional Class Shares (Symbol: RCTEX)
Advisor Class Shares (Symbol: RCTAX)

Rockefeller Intermediate Tax Exempt New York Bond Fund
Institutional Class Shares (Symbol: RCNYX)
Advisor Class Shares (Symbol: RCNEX)

This Statement of Additional Information (“SAI”) provides general information about the Rockefeller Equity Allocation Fund, the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund and the Rockefeller Intermediate Tax Exempt New York Bond Fund (each, a “Fund,” and collectively, the “Funds”), each a series of Trust for Professional Managers (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the current prospectus for the Funds dated March 30, 2018, (collectively, the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.  The Funds’ audited financial statements for the fiscal year ended November 30, 2017 are incorporated herein by reference to the Funds’ 2017 Annual Report to Shareholders. To obtain a copy of the Prospectus and/or the Funds’ Annual Shareholder Report, free of charge, please write or call the Funds at the address or toll-free telephone number below, or visit the Funds’ website at www.rockefellerfunds.com.

Rockefeller Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1‑855‑369‑6209

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The Trust
The Trust is a Delaware statutory trust organized on May 29, 2001, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  Each Fund is one series, or mutual fund, formed by the Trust.  Except for the Rockefeller Intermediate Tax Exempt New York Bond Fund (the “Tax Exempt New York Bond Fund”), each Fund is a diversified series.  The Tax Exempt New York Bond Fund is non-diversified and, as such, is not subject to certain diversification requirements under the Investment Company Act of 1940, as amended (“1940 Act”).  Each Fund has its own investment objective and policies.  As of the date of this SAI, shares of twenty-six other series of the Trust are offered in separate prospectuses and SAIs.  The Trust may start additional series and offer shares of a new fund or share class under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares).  Interests in the Funds are represented by shares of beneficial interest each with a par value of $0.001.  Each share of the Trust has equal voting rights and liquidation rights, and is voted in the aggregate and not by the series or class of shares, except in matters where a separate vote is required by the 1940 Act, or when the matters affect only the interest of a particular series or class of shares.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class.  The Trust does not normally hold annual meetings of shareholders.  The Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.

With respect to the Funds, the Trust may offer more than one class of shares.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  The Funds currently have two classes of shares: Institutional Class and Advisor Class shares.  However, the Funds do not currently offer the Advisor Class shares for sale.  The Trust, on behalf of the Funds, has adopted a multiple class plan under Rule 18f-3 under the 1940 Act, detailing the attributes of each of the Funds’ share classes.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees.  The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected.  Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series or class are borne solely by that series or class.  Any general expenses of the Trust not readily identifiable as belonging to a particular series or class are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, the number of shareholders or another equitable method.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of a Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Rockefeller & Co. LLC (the “Adviser”) serves as the investment adviser for the Funds.

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1

Investment Policies, Strategies and Associated Risks

Investment Objectives
The Rockefeller Equity Allocation Fund (the “Equity Allocation Fund”) seeks long-term total return from capital appreciation and income.  The Rockefeller Core Taxable Bond Fund (the “Core Taxable Bond Fund”) seeks to generate current income consistent with preservation of capital.  The Rockefeller Intermediate Tax Exempt National Bond Fund (the “Tax Exempt National Bond Fund”) and the Tax Exempt New York Bond Fund (together with the Tax Exempt National Bond Fund, the “Tax Exempt Funds”) seek to generate current income that is exempt from regular federal income tax (and, in the case of Tax Exempt New York Bond Fund, exempt from New York State and New York City personal income tax) consistent with preservation of capital.

Each Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.  A Fund may not make any change to its investment policy of investing at least 80% of net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Diversification
Except for the Tax Exempt New York Bond Fund, the Funds are diversified.  Under the 1940 Act, to qualify as a diversified fund, a Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer.  The remaining 25% of a Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws.  The diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Because the Funds (with the exception of the Tax Exempt New York Bond Fund) are diversified, the Funds are less subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities.

Investment Strategies and Related Risks
There is no assurance that a Fund will achieve its investment objective.  The following discussion supplements the description of the Funds’ investment objectives and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment restrictions listed below (see “Investment Restrictions”), the Funds’ investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees, without shareholder approval.  While the Funds are permitted to hold securities and engage in various strategies as described hereafter, they are not obligated to do so, except as otherwise provided in the Prospectus.

Whenever an investment policy or investment restriction states a maximum percentage of a Fund’s assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing or illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with a Fund’s investment policies and investment restrictions set forth herein or in the Prospectus.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, such Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, a Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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	Equity Allocation Fund	Core Taxable Bond Fund	Tax Exempt National Bond Fund	Tax Exempt New York Bond Fund
Bonds, Debt and Fixed-Income Obligations	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓
High Yield Fixed-Income Securities	✓	✓	✓	✓
Repurchase Agreements	*	*	*	*
Reverse Repurchase Agreements	*	*	*	*
Unrated Debt Securities	✓	✓	✓	✓
U.S. Government Obligations	*	✓	✓	✓
U.S. Territories and Commonwealth Obligations	x	*	*	*
Zero-Coupon Securities	x	✓	✓	✓
Borrowing	*	*	*	*
Equity Securities	✓	x	x	x
Common Stocks	✓	x	x	x
Convertible Securities	*	x	x	x
Large Capitalization Companies	✓	x	x	x
Preferred Stocks	✓	✓	x	x
Rights and Warrants	*	x	x	x
Small and Medium-Sized Companies	✓	x	x	x
Foreign Investments and Currencies	✓	✓	*	*
General Market Risk	✓	✓	✓	✓
Illiquid Securities	*	✓	✓	✓
Initial Public Offerings	*	*	*	*
Investment Companies and Exchange-Traded Funds	✓	✓	✓	✓
Master Limited Partnerships	✓	*	*	*
Options and Related Strategies	x	*	*	*
Restricted Securities	*	✓	✓	✓
Variable-, Adjustable- And Floating-Rate Securities	*	*	*	*
When-Issued Securities	*	✓	✓	✓
Real Estate Investment Trusts	✓	x	x	x
Cybersecurity Risk	✓	✓	✓	✓

Legend
✓ Indicates Principal Investment Strategy or Risk
*  Indicates Non-Principal Investment Strategy or Risk
x  Indicates the strategy or risk is not applicable to a Fund

Bonds, Debt and Fixed-Income Obligations
The Funds may invest in bonds and other types of debt and fixed-income obligations of U.S. and foreign issuers, including bonds, notes and debentures issued by corporations and U.S. and foreign Government securities.  These securities may pay fixed, variable, adjustable or floating rates of interest, and may include zero-coupon obligations that do not pay interest until maturity.

The Funds may invest in investment grade, non-investment grade and unrated bonds, debt and fixed-income obligations.  Investment grade debt securities have received a rating from Standard & Poor’s Ratings Service (“S&P”), or Moody’s Investors Service, Inc. (“Moody’s”) in one of the four highest rating categories or, if not rated, have been determined by the Adviser to be of comparable quality to such rated securities.  Non-investment grade debt securities (typically called “junk bonds”) are debt securities that have received a rating from S&P or Moody’s of below investment grade, or that have no rating and are determined by the Adviser to be of a quality below investment grade.  There are no limitations on the maturity or duration of debt securities that may be purchased by the Funds.  See Appendix A for descriptions of these rating categories.
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Corporate Debt Securities.  Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable or unwilling to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.  The historically low interest rate environment increases the risk associated with rising interest rates.

High Yield Fixed-Income Securities.  Higher yield fixed-income securities and loans, often referred to as “junk bonds” or “leveraged loans,” are lower-grade debt instruments that generally offer higher yields than other debt securities.  They can also carry a greater risk of default, which is the risk that the issuer will not make interest or principal payments when due.  In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected by the default.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing, and any of these factors could lead to a default.

The market prices of lower-grade debt securities are generally less sensitive to interest rate changes than higher rated investments but are more sensitive to adverse economic or political conditions and negative, individual issuer developments.  Lower-grade debt securities may also have less liquid markets than higher rated debt securities, and their liquidity may be more heavily impacted by adverse economic, political or issuer conditions.  Negative publicity or investor perceptions, as well as new or proposed laws, may also have a significant impact on the market for these debt securities.

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Credit quality of lower-grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular higher yielding, high-risk debt security.  For these reasons, the Adviser uses independent and ongoing review of credit quality in addition to the national rating organizations in selecting debt securities for the Funds.

Repurchase Agreements.  Under repurchase agreements, the seller of the security agrees to repurchase it from a Fund at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase.  In either case, the income to a Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  The Funds will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of a Fund’s net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the instrument that is subject to the repurchase agreement.  It is not clear whether a court would consider the instrument acquired by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the instrument before its repurchase under a repurchase agreement, a Fund could encounter delays and incur costs before being able to sell the instrument.  Delays may involve loss of interest or a decline in price of the instrument.  If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the instrument, a Fund may be required to return the instrument to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the instrument.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the instrument.  However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Adviser, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian.  If the market value of the instrument subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the instrument to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements.  The Funds may borrow by entering into reverse repurchase agreements with the same parties with whom they may enter into repurchase agreements.  Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon price.  At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest).  Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities.  During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Funds’ limitations on borrowing.

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Unrated Debt Securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their debt securities.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed by the Adviser to determine whether to purchase unrated debt securities for the Funds.

U.S. Government Obligations.  The Funds may invest in various types of U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. Government or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, securities issued by the Government National Mortgage Association are supported by the full faith and credit of the U.S. Government.  Securities issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are supported only by the discretionary authority of the U.S. Government.  In September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency, a newly created independent regulator.  The U.S. government also took steps to provide additional financial support to FNMA and FHLMC.  No assurance can be given that the U.S. Treasury initiatives with respect to FNMA and FHLMC will be successful.  Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

U.S. Territories and Commonwealth Obligations.  Investments in obligations of the territories and Commonwealths of the United States, such as Puerto Rico, Guam and the Virgin Islands, and their political subdivisions, agencies and authorities may be subject to adverse political and economic conditions and developments, which may, in turn, negatively affect the value of a Fund’s holdings in such obligations.

Zero-Coupon Securities.  Zero-coupon securities make no periodic interest payments but are sold at a deep discount to their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, the liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on his or her investment.  Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other debt securities.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds that pay interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because they reflect a fixed rate of return.  An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income, and therefore a Fund may be required to make mandatory distributions to shareholders before the Fund receives any cash payments on its investment.  As a result, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements for maintaining its status as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

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Borrowing
Each Fund may borrow to increase its portfolio holdings of securities.  Each Fund will limit its borrowing to an amount not to exceed one-third of its total assets.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

A Fund may also be deemed to be borrowing when entering into certain derivative transactions such as certain options, futures, forwards or swap transactions.  This type of borrowing is generally referred to as economic leverage.

The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of a Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.  The interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains.  Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

Equity Securities
Equity securities represent ownership interests, or the rights to acquire ownership interests, in an issuer and include common stocks, preferred stocks, convertible securities, rights and warrants, with different types of equity securities providing different voting and dividend rights and priority if the issuer becomes bankrupt.  The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stocks.  Common stocks represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Equity Allocation Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

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Convertible Securities.  Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.  The Equity Allocation Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objective.  The Fund may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.  In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.  Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior debt securities.  Consequently, the issuer’s convertible securities generally may be viewed as having more risk than its senior debt securities but less risk than its common stock.

Large Capitalization Companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Preferred Stocks.  Preferred stocks pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of an issuer’s assets.  This means that an issuer must pay dividends on preferred stocks before paying any dividends on its common stock.  Some preferred stocks offer a fixed rate of return with no maturity date.  Because those preferred stocks never mature, they trade like long-term bonds, can be more volatile than other types of preferred stocks and may have heightened sensitivity to changes in interest rates.  Other preferred stocks have variable dividends, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process involving bids submitted by holders and prospective purchasers of such securities.  Because preferred stocks represent equity ownership interests in an issuer, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.  Preferred stockholders usually have no voting rights or their voting rights are limited to certain extraordinary transactions or events.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or discontinued by the issuer, and that participation in the growth of an issuer may be limited.

Rights and Warrants.  The Equity Allocation Fund may invest in rights and warrants.  A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock, and it is issued at a predetermined price in proportion to the number of shares already owned.  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market.  Warrants are options to purchase equity securities at a specific price for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  The value of warrants is derived solely from capital appreciation of the underlying equity securities.  Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

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An investment in rights and warrants may entail greater risks than certain other types of investments.  Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer.  In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Small- and Medium-Sized Companies.  To the extent the Equity Allocation Fund invests in the equity securities of small- and medium-sized companies, it will be exposed to the risks of smaller sized companies.  Small- and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Foreign Investments and Currencies
The Funds may make investments in securities of non-U.S. issuers (“foreign securities”), including U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S.

Risks of Investing in Foreign Securities.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  The Funds may invest in securities denominated in foreign currencies.  Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency.  Such changes will also affect a Fund’s income.  The value of a Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

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Market Characteristics.  Foreign securities in which the Funds invest will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and a Fund’s investments in foreign securities may be less liquid and more volatile than its investments in U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.  Additionally, issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities

Taxes.  The interest and dividends payable on certain of the Funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs.  To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Emerging Markets.  Some of the securities in which the Funds may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Funds’ investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

In considering whether to invest in the securities of a foreign company, the Adviser may consider such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which a Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

General Market Risks
Global markets have experienced significant volatility in recent years and may continue to have periods of heightened volatility in the future.  During volatile periods, securities markets may experience reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties, all of which may increase the risk of investing in securities held by the Funds.

Illiquid Securities
Each Fund is limited by its restrictions to investing only up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “Securities Act”)), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).

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Each Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a NRSRO; the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities, which may not exceed 15% of a Fund’s net assets.  Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing the securities.  The Funds are permitted to sell restricted securities to qualified institutional buyers.

Initial Public Offerings
The Funds may invest in securities of companies in initial public offerings (“IPOs”).  Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time.  This may increase the turnover of the Funds’ portfolios and may lead to increased expenses to the Funds, such as commissions and transaction costs.  By selling IPO shares, the Funds may realize taxable capital gains that it will subsequently distribute to shareholders.  Investing in IPOs has added risks because their shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Funds’ portfolios.

Investment Companies and Exchange-Traded Funds
The Funds may invest in shares of other investment companies, including money market mutual funds, other mutual funds or ETFs.  The Funds’ investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  The Funds limit their investments in securities issued by other investment companies in accordance with the 1940 Act.  With certain exceptions, Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund (such limits do not apply to investments in money market funds).  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public offering price that includes a sales load of more than 1½%.  Rule 12d1-3 under the 1940 Act provides, however, that the Funds may rely on the Section 12(d)(1)(F) exemption and charge a sales load in excess of 1½% provided the sales load and any service fee charged does not exceed limits set forth in applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

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If a Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of the securities of the investment company.  In addition, an investment company purchased by a Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  To the extent a Fund is unable to redeem such shares within 7 days of a redemption request, the shares will be deemed illiquid and subject to the limitation that the Fund may not invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid securities.  In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund will also bear its pro rata portion of the advisory and operational expenses incurred indirectly through its investments in other investment companies.

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in other investment companies.  In addition, a Fund’s investment in ETFs is also subject to the limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  To the extent a Fund invests in inverse ETFs, such investments are subject to the risk that their performance will decline as the value of their benchmark indices rises.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at their current market price, which may be more or less than their net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem ETF shares directly from an ETF.

Master Limited Partnerships
The Funds may invest in publicly traded master limited partnerships (“MLPs”) that are registered under the Securities Exchange Act of 1934, as amended, and listed on a major United States stock exchange, if the issuer meets the Fund’s investment criteria.  MLPs are businesses organized as limited partnerships which trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to distribute most or all of their cash flow.  An investment in an MLP may generate passive income or losses, along with dividend and investment income.  The MLPs the Funds may purchase are comprised of a general partner (the “GP”) and multiple limited partners (the “LP Holders”). The GP is responsible for the operations and the maintenance of the partnership’s businesses, while the LP Holders assume economic risk up to their level of investment.  Typically, the GP has a 1% to 2% investment in the MLP, but can extract a higher percentage of the partnership’s profits as the MLP’s distributions increase.  This serves as an incentive to the GP to grow the partnership’s distributions.

Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

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Options and Related Strategies

General.  The Funds may use certain options (collectively, “Financial Instruments”) traded on an exchange and over-the-counter (“OTC”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes, and to effect closing transactions.  Options, futures contracts and options on futures contracts are generally considered to be derivative instruments.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”).  In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations.

In addition to the instruments, strategies and risks described below and in the Prospectus, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Adviser may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities.

Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

1.
Successful use of most Financial Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction.  The Adviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

2.
Options prices can diverge from the prices of their underlying instruments.  Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options markets and the securities markets, from structural differences in how options and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

3.
As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time.  A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

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Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Funds on options transactions.

Cover.  Transactions using Financial Instruments, other than purchased options, expose the Funds to an obligation to another party.  A Fund will not enter into any such transactions unless it owns either: (1) an offsetting (“covered”) position in securities or other options contracts; or: (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with an approved custodian, in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of a Fund’s assets to cover accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange (“CBOE”), the NYSE Amex and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, a Fund may terminate its obligation under a call or put option that it has written by purchasing an identical call or put option.  This is known as a closing purchase transaction.  Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option.  This is known as a closing sale transaction.  Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

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Risks of Options on Commodities, Currencies and Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when a Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counter-party to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists.  There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counter-party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the NYSE Arca Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by the Adviser are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These position limits may restrict the number of listed options that the Funds may buy or sell.

Puts and calls on indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities contracts.  When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Funds an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference.  When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

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Risks of Options on Indices.  If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Combined Positions.  The Funds may purchase and write options in combination with each other.  For example, a Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Restricted Securities
The Funds may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Restricted securities are not registered under the Securities Act and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Funds, and are not sold on a trading market or exchange.  While restricted securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.  Certain of the Funds’ investments may be placed in smaller, less seasoned, issuers that present a greater risk due to limited product lines and/or financial resources.  The issuer of restricted securities may not be subject to the disclosure and other investor protection requirements of a publicly registered trade.  Additionally, the Funds could obtain material non-public information from the issuer of such securities that would restrict the Funds’ ability to conduct portfolio transactions.

Restricted securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.  The Funds may incur more costs in the disposition of such securities because of the time and legal expense required to negotiate a private placement.  Because of the limited market, the Funds may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.

Restricted securities cannot be resold to the public unless they have been registered under the Securities Act or pursuant to an exemption, such as Rule 144A.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Funds may also purchase certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

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Variable-, Adjustable- And Floating-Rate Securities
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.).  Adjustments of interest rates of mortgages underlying adjustable rate mortgage-related securities (“ARMs”) usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits.  Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.  The interest rate on variable-, adjustable-, or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure.

Variable-, adjustable- and floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower.  The interest rates on these notes fluctuate from time to time.  The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations.  The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals.  Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.  Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded.  There generally is not an established secondary market for these obligations, although they are redeemable at face value.  Accordingly, where the obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

In addition, each variable-, adjustable- and floating-rate obligation must meet the credit quality requirements applicable to all of a Fund’s investments at the time of purchase.  When determining whether such an obligation meets a Fund’s credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

When-Issued Securities
The Funds may purchase securities on a when-issued basis.  These transactions involve a commitment by the Funds to purchase or sell particular securities with payment and delivery taking place at a future date, and permit the Funds to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action.  No income accrues to the purchaser of a security on a when-issued basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.  The Funds will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable.

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Real Estate Investment Trusts (“REITs”)
Equity REITs invest primarily in real property and earn rental income from leasing those properties.  They also may realize gains or losses from the sale of properties.  Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair.  Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties and are paid interest by the owners of the financed properties.  Hybrid REITs invest both in real property and in mortgages.

A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal income tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes at least 90% of its taxable income to shareholders each year.  Consequently, REITs tend to focus on income-producing real estate investments.

The Equity Allocation Fund’s investments in REITs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages.  Equity and mortgage REITs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects.  REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  Under certain circumstances, a REIT may fail to qualify for pass-through treatment for tax purposes, which would subject the REIT to federal income taxes and adversely affect the Fund’s return on its investment in the REIT.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks.  In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.  Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Cyber incidents affecting the Funds or their service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Funds’ ability to calculate their NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.  Furthermore, the Funds cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.  As a result, the Funds and their shareholders could be negatively impacted.

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Temporary Strategies; Cash or Similar Investments
For temporary defensive purposes, up to 100% of each Fund’s total assets may be invested in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in a Fund not achieving its investment objective.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory fees and operational expenses.

For longer periods of time, a Fund may hold a substantial cash position.  If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested, and this may result in the Fund not achieving its investment objective during that period.  To the extent that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Funds may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  A Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Foreign Investments” above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

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In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objective and policies stated above and in the Prospectus, a Fund may make interest bearing time or other interest bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. A Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short Term Notes and Other Corporate Obligations. A Fund may invest a portion of its assets in commercial paper and short term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in Appendix A.

Investment Restrictions

Fundamental Investment Restrictions
The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities” of a Fund, as defined under the 1940 Act.  Under the 1940 Act, the vote of the holders of a “majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.

Unless otherwise indicated below, each Fund may not:

1.	issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;

2.	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;

3.
underwrite the securities of other issuers (except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act);

4.
purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although a Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

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5.
purchase or sell commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by commodities, or investing in precious metals in accordance with a Fund’s investment objective and policies set forth in the Prospectus;

6.	make loans of money (except for the lending of a Fund’s portfolio securities and purchases of debt securities consistent with the investment policies of the Fund);

7.
except for the Tax Exempt New York Bond Fund, with respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s net assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to a Fund’s investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies); and

8.
invest in the securities of any one industry if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry, except that the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  For purposes of this restriction, states, municipalities and their political subdivisions are not considered part of any industry.

Non-Fundamental Investment Restrictions
The following lists the non-fundamental investment restrictions applicable to the Funds.  These restrictions can be changed by the Board of Trustees, but the change will only be effective after prior written notice is given to shareholders of a Fund.

1.
Each Fund may not invest more than 15% of the value of its net assets in illiquid securities.  Illiquid securities are those securities that are not readily marketable, including repurchase agreements having a maturity of more than seven days.  Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, OTC options, and repurchase agreements providing for settlement in more than seven days after notice.

2.
Each Fund that has an investment policy of investing at least 80% of net assets in investments suggested by the Fund’s name will not make any change to such policy without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Management of the Funds

Board of Trustees
The management and affairs of the Funds are supervised by the Board of Trustees.  The Board of Trustees consists of four individuals.  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.

Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1955	Trustee	Indefinite Term; Since August 22, 2001	30	Professor, Department of Accounting, Marquette University (2004-present); Chair, Department of Accounting, Marquette University (2004-2017).	Independent Trustee, USA MUTUALS (an open-end investment company with three portfolios).
Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1956	Trustee	Indefinite Term; Since August 22, 2001	30	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-present).	Independent Trustee, USA MUTUALS (an open-end investment company with three portfolios).
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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1943	Trustee	Indefinite Term; Since October 23, 2009	30
Retired (2011-present); Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994-2011).

Independent Trustee, Gottex Trust (an open-end investment company with one portfolio) (2010-2016); Independent Manager, Ramius IDF fund complex (two closed-end investment companies) (2010-2015); Independent Trustee, Gottex Multi-Asset Endowment fund complex (three closed-end investment companies) (2010-2015); Independent Trustee, Gottex Multi-Alternatives fund complex (three closed-end investment companies) (2010-2015).

Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1962	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	30	President (2017-present); Chief Operating Officer (2016-present); Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-2017).	Trustee, Buffalo Funds (an open-end investment company with ten portfolios) (2003-2017); Trustee, USA MUTUALS (an open-end investment company with three portfolios) (2001-2018).

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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1974	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A
Elizabeth B. Scalf 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since July 1, 2017	N/A
Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2017-present); Vice President and Assistant CCO, Heartland Advisors, Inc. (December 2016-January 2017); Vice President and CCO, Heartland Group, Inc. (May 2016-November 2016); Vice President, CCO and Senior Legal Counsel (May 2016-November 2016), Assistant CCO and Senior Legal Counsel (January 2016-April 2016), Senior Legal and Compliance Counsel (2013-2015), Legal and Compliance Counsel (2011-2013), Heartland Advisors, Inc.

N/A
Adam W. Smith 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1981	Secretary	Indefinite Term; Since May 29, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (April 2012-present).	N/A

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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Cullen O. Small 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since January 22, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010-present).	N/A
Kelly A. Burns 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since April 23, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011-present).	N/A
Melissa Aguinaga 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since July 1, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010-present).	N/A
*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

Role of the Board
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser, Distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, administrator, custodian and transfer agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a CCO who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal “Board Meetings,” which are held five times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust, and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board of Trustees is comprised of three Independent Trustees – Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel – and one Interested Trustee – Mr. Joseph C. Neuberger.  Accordingly, 75% of the members of the Board are Independent Trustees, Trustees who are not affiliated with the Adviser or its affiliates, or any other investment adviser or other service provider to the Trust or any underlying fund.  The Board of Trustees has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below.  Each of the Audit Committee and the Nominating Committee is comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

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The Trust’s Chairperson, Mr. Neuberger, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of the Distributor, which acts as principal underwriter to the Fund and to many of the Trust’s underlying funds.  Mr. Neuberger also serves as President and Chief Operating Officer of U.S. Bancorp Fund Services, LLC, the Fund’s administrator (the “Administrator” or “USBFS”).  The Trust has not appointed a lead Independent Trustee.

In accordance with the fund governance standards prescribed under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

The Board has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate to address any potential conflicts of interest that may arise from the Chairperson’s status as an Interested Trustee.  In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept composed of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the CCO regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert” meets with the Treasurer and each Fund’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks as well as other risks that may be discussed during Audit Committee meetings.

Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to his continued service as a Trustee of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

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In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Michael D. Akers, Ph.D., CPA.  Dr. Akers has served as an Independent Trustee of the Trust since 2001.  Dr. Akers has also served as an independent trustee of USA Mutuals, an open-end investment company, since 2001.  Dr. Akers has been a Professor of Accounting at Marquette University since 2004, was Chair of the Department of Accounting at Marquette University from 2004 to 2017, and was Associate Professor of Accounting at Marquette University from 1996 to 2004.  Dr. Akers is a certified public accountant, a certified fraud examiner, a certified internal auditor and a certified management accountant.  Through his experience as a trustee of mutual funds and his employment experience, Dr. Akers is experienced with financial, accounting, regulatory and investment matters.

Gary A. Drska.  Mr. Drska has served as an Independent Trustee of the Trust since 2001.  Mr. Drska has also served as an independent trustee of USA Mutuals since 2001.  Mr. Drska has served as a Pilot of Frontier/Midwest Airlines, Inc., an airline company, since 1986.  Through his experience as a trustee of mutual funds, Mr. Drska is experienced with financial, accounting, regulatory and investment matters.

Jonas B. Siegel, CPA.  Mr. Siegel has served as a Trustee of the Trust since 2009.  Mr. Siegel previously served as an Independent Manager of the Ramius IDF fund complex from 2010 to 2015, which was composed of two closed-end investment companies.  Mr. Siegel previously served as an independent trustee of Gottex Trust, an open-end investment company from 2010 to 2016.  Mr. Siegel previously served as a trustee of the Gottex Multi-Asset Endowment fund complex from 2010 to 2015, and as a trustee of the Gottex Multi-Alternatives fund complex from 2010 to 2015, each of which was composed of three closed-end investment companies.  He also served as the Managing Director, CAO and CCO of Granite Capital International Group, LP, an investment management firm, from 1994 to 2011, as Vice President, Secretary, Treasurer and CCO of Granum Series Trust, an open-end investment company, from 1997 to 2007, and as President, CAO and CCO of Granum Securities, LLC, a broker-dealer, from 1997 to 2007.  Mr. Siegel is a certified public accountant.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Siegel is experienced with financial, accounting, regulatory and investment matters.

Joseph C. Neuberger.  Mr. Neuberger has served as an Interested Trustee of the Trust since 2001.  Mr. Neuberger previously served as a trustee of USA Mutuals, an open-end investment company from 2001 to 2018 and as a trustee of Buffalo Funds, an open-end investment company, from 2003 to 2017.  Mr. Neuberger has served as President of the Administrator, a multi-line service provider to mutual funds, since 2017, and as Chief Operating Officer of the Administrator since 2016.  Mr. Neuberger previously served as Executive Vice President of the Administrator from 1994 to 2017.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares
As of December 31, 2017, no Trustee of the Trust beneficially owned shares of the Funds or any other series of the Trust.

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Furthermore, as of December 31, 2017, neither the Trustees who are not “interested” persons of the Funds, nor members of their immediate families, own securities beneficially, or of record, in the Adviser, the Distributor or any of their affiliates.  Accordingly, neither the Trustees who are not “interested” persons of the Fund nor members of their immediate families, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Fund’s Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Trustees who are not “interested” persons of the Funds nor members of their immediate families, have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Board Committees

Audit Committee.  The Trust has an Audit Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel.  The Audit Committee reviews financial statements and other audit-related matters for the Funds.  The Audit Committee also holds discussions with management and with the Funds’ independent auditor concerning the scope of the audit and the auditor’s independence.  Dr. Akers serves as the Audit Committee chairman and serves as the Audit Committee’s “audit committee financial expert,” as stated in the annual reports relating to the series of the Trust.  The Audit Committee met twice with respect to the Funds during the Funds’ prior fiscal period.

Nominating Committee.  The Trust has a Nominating Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.  As part of this process, the Nominating Committee considers criteria for selecting candidates sufficient to identify a diverse group of qualified individuals to serve as trustees.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the Secretary of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board of Trustees.  The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.  The Nominating Committee met once during the Funds’ prior fiscal period.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Valuation Committee is currently composed of Mr. John Buckel, Ms. Jennifer Lima and Mr. Cullen Small, who each serve as an officer of the Trust.  The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.  The Valuation Committee did not meet with respect to the Funds during the Funds’ prior fiscal period.
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Trustee Compensation
For their service as Trustees, the Independent Trustees receive from the Trust a retainer fee of $50,000 per year, $3,750 for each in-person Board meeting attended and $1,000 for each telephonic Board meeting attended, as well as reimbursement for expenses incurred in connection with attendance at meetings.  Members of the Audit Committee receive $1,500 for each meeting of the Audit Committee attended.  The chairman of the Audit Committee receives an annual retainer of $2,500.  Interested Trustees of the Trust do not receive any compensation for their service as Trustee.  For the Funds’ fiscal year ended November 30, 2017, the Trustees received the following compensation from the Funds:

Name of Person/Position	Aggregate Compensation from the Funds(1)	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and the Trust(2) Paid to Trustees
Dr. Michael D. Akers, Independent Trustee(3)(4)	$9,100	None	None	$86,000
Gary A. Drska, Independent Trustee(3)	$8,816	None	None	$83,500
Jonas B. Siegel, Independent Trustee(3)	$8,816	None	None	$80,750
Joseph C. Neuberger, Interested Trustee	None	None	None	None
(1)	Trustees’ fees and expenses are allocated among the Funds and the other series comprising the Trust.
(2)	There are currently twenty-six other portfolios comprising the Trust.
(3)	Audit Committee member.
(4)	Audit Committee chairman.

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund.  As of March 1, 2018, no person was a control person of a Fund, and all Trustees and officers as a group did not own any Advisor Class shares of any Fund and owned beneficially (as defined in Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the Institutional Class shares of each Fund.  As of March 1, 2018, the following shareholders were principal shareholders of the Funds:

Rockefeller Equity Allocation Fund
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
SEI Private Trust Company c/o State Street Bank Attn: Mutual Fund Admin. One Freedom Valley Drive Oaks, PA 19456-9989	88.03%	Record	SEI Investments Management Corp.	PA
Strafe & Co P.O. Box 6924 Newark, DE 19714-6924	5.53%	Record	N/A	N/A

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Rockefeller Core Taxable Bond Fund
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
SEI Private Trust Company c/o State Street Bank Attn: Mutual Fund Admin. One Freedom Valley Drive Oaks, PA 19456-9989	76.37%	Record	SEI Investments Management Corp.	PA
Strafe & Co P.O. Box 6924 Newark, DE 19714-6924	19.62%	Record	N/A	N/A

Rockefeller Intermediate Tax Exempt National Bond Fund
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
SEI Private Trust Company c/o State Street Bank Attn: Mutual Fund Admin. One Freedom Valley Drive Oaks, PA 19456-9989	72.93%	Record	SEI Investments Management Corp.	PA
Strafe & Co P.O. Box 6924 Newark, DE 19714-6924	24.46%	Record	N/A	N/A

Rockefeller Intermediate Tax Exempt New York Bond Fund
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
SEI Private Trust Company c/o State Street Bank ID571 Attn: Mutual Fund Admin. One Freedom Valley Drive Oaks, PA 19456-9989	61.87%	Record	SEI Investments Management Corp.	PA
Strafe & Co P.O. Box 6924 Newark, DE 19714-6924	21.31%	Record	N/A	N/A
JPC 2006 Revocable Trust c/o Rockefeller & Co. LLC 10 Rockefeller Plaza, Third Floor New York, NY 10020	10.46%	Record	N/A	N/A
Dengel & Co. c/o Fiduciary Trust Co. Int’l. P.O. Box 3199 Church Street Station New York, NY 10008-3199	5.42%	Record	N/A	N/A

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Investment Adviser
Investment advisory services are provided to the Funds by the Adviser, Rockefeller & Co. LLC, pursuant to an investment advisory agreement (the “Advisory Agreement”).  The Adviser is an indirect wholly-owned subsidiary of Rockefeller Capital Management L.P. (“RCM”), a new holding company currently controlled by Viking Global Investors LP (“Viking”).  Viking, a registered investment adviser with its principal office at 55 Railroad Avenue, Greenwich, Connecticut, 06830, is considered a control person of the Adviser due to its indirect beneficial ownership of more than 25% of the voting securities of Rockefeller Capital Management General Partner L.L.C., the general partner of RCM.  Rockefeller Capital Management is the marketing name for RCM and its affiliates, including the Adviser.  After an initial two-year period, the Advisory Agreement continues in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Funds; and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Advisory Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Funds, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of the outstanding voting securities of the Funds; or (ii) by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice to the Trust.  The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Funds a management fee computed daily and paid monthly, based on an annual rate as specified in the Prospectus.  However, the Adviser may voluntarily agree to waive a portion of the management fees payable to it on a month‑to‑month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive management fees and/or reimburse Fund expenses.

The tables below set forth, for the fiscal periods ended November 30, 2015, 2016 and 2017, the advisory fees accrued by the Funds under the Advisory Agreement, the amount of the advisory fees and Fund operating expenses waived or reimbursed by the Adviser, and the total advisory fees paid by the Funds to the Adviser under the Advisory Agreement:

Equity Allocation Fund
Fiscal Period Ended	Advisory Fee	Recoupment/ (Waiver)	Advisory Fee after Recoupment/Waiver
November 30, 2017	$884,789	$43,929	$928,718
November 30, 2016	$685,276	$11,886	$697,162
November 30, 2015(1)	$357,269	($55,815)	$301,454
(1)	The Fund commenced operations on February 4, 2015.

Core Taxable Bond Fund
Fiscal Period Ended	Advisory Fee	Recoupment/ (Waiver)	Advisory Fee after Recoupment/Waiver
November 30, 2017	$275,053	$0	$275,053
November 30, 2016	$279,478	$0	$279,478
November 30, 2015	$279,299	$63,572	$342,871

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Intermediate Tax Exempt National Bond Fund
Fiscal Period Ended	Advisory Fee	Recoupment/ (Waiver)	Advisory Fee after Recoupment/Waiver
November 30, 2017	$292,505	$0	$292,505
November 30, 2016	$275,562	$10,986	$286,548
November 30, 2015	$253,029	$68,605	$321,634

Intermediate Tax Exempt New York Bond Fund
Fiscal Period Ended	Advisory Fee	Recoupment/ (Waiver)	Advisory Fee after Recoupment/Waiver
November 30, 2017	$123,982	$9,101	$133,083
November 30, 2016	$137,874	$31,141	$169,015
November 30, 2015	$145,958	$7,100	$153,058

Fund Expenses.  Each Fund is responsible for its own operating expenses.  However, pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Funds, the Adviser has agreed to waive management fees payable to it by the Funds and/or to reimburse each Fund’s operating expenses to the extent necessary to limit the Funds’ aggregate annual operating expenses (exclusive of front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the limit set forth in the “Fees and Expenses of the Fund” tables in the Prospectus.  The Adviser may request recoupment of previously waived fees and paid expenses from the Funds for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursements will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.  Any such reimbursement is also contingent upon the Board of Trustees’ subsequent review and ratification of the reimbursed amounts.  Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses.

Portfolio Managers
As disclosed in the Prospectus, David P. Harris, Jimmy C. Chang and Andrew M. Kello serve as the portfolio managers of the Funds (each, a “Portfolio Manager,” and collectively, the “Portfolio Managers”).  Mr. Harris and Mr. Chang serve as Portfolio Managers for the Equity Allocation Fund, and Mr. Chang and Mr. Kello serve as Portfolio Managers for the Core Taxable Bond Fund, the Tax Exempt National Bond Fund and the Tax Exempt New York Bond Fund.

Other Accounts Managed by the Portfolio Managers
The table below identifies, for each Portfolio Manager of the Funds, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Asset amounts have been rounded and are approximate as of November 30, 2017.

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Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

David P. Harris
Other Registered Investment Companies	2	$903	0	$0
Other Pooled Investment Vehicles	17	$2,089	0	$0
Other Accounts	227	$3,825	1	$389

Jimmy C. Chang
Other Registered Investment Companies	2	$903	0	$0
Other Pooled Investment Vehicles	13	$1,732	0	$0
Other Accounts	414	$4,585	1	$389

Andrew M. Kello
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	201	$1,164	0	$0

Portfolio Manager Compensation
The Portfolio Manager’s compensation consists of a combination of competitive base salary, a discretionary annual bonus, and in the case of Managing Directors, participation in an incentive plan, which is designed to attract, retain, motivate and reward individuals who are expected to make important contributions to the Adviser and its affiliates by providing such individuals with restricted incentives that are intended to align the interests of such individuals with those of the company’s stockholders.  The determination of bonus compensation is based on individual, team and the performance of client portfolios, as well as the performance of the overall company.  The bonus is discretionary rather than formulaic, although metrics (e.g., individual alpha creation) are a factor in the decision-making process.

Material Conflicts of Interest
Potential conflicts of interest may arise in connection with the Portfolio Managers’ management of the Funds’ investments and the management of the investments of “other accounts”.  The other accounts may have the same or similar investment objectives and strategies as the Funds but may be subject to different management fee structures than the Funds.  Therefore, a potential conflict of interest may arise as a result of the similarities in investment objectives and strategies, whereby the Portfolio Managers could favor one account over another.  Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Funds.  The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

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Ownership of Securities in the Funds by the Portfolio Managers
As of November 30, 2017, the Portfolio Managers did not beneficially own any shares of the Funds.

Service Providers

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement between the Trust and the Administrator, U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, acts as the Funds’ administrator.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  USBFS also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

For the fiscal periods indicated below, the Funds paid the following fees to the Administrator:

Administration Fees Paid During Fiscal Periods Ended November 30:
Fund	2017	2016	2015
Equity Allocation Fund(1)	$170,233	$146,166	$90,604
Core Taxable Bond Fund	$128,071	$139,178	$163,251
Intermediate Tax Exempt National Bond Fund	$132,766	$137,654	$148,775
Intermediate Tax Exempt New York Bond Fund	$59,070	$68,099	$87,167
(1)	The Equity Allocation Fund commenced operations on February 4, 2015.

Custodian
U.S. Bank N.A., an affiliate of USBFS (the “Custodian”), serves as the custodian of the Funds’ assets pursuant to a custody agreement between the Custodian and the Trust, on behalf of the Funds, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 North River Center Drive, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as counsel to the Funds.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 555 East Wells Street, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Funds.

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Distribution and Servicing of Fund Shares
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with the Distributor, Quasar Distributors, LLC, 777 East Wisconsin Avenue, 6th Floor, Milwaukee, WI 53202, pursuant to which the Distributor acts as the Funds’ principal underwriter, provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  The offering of the Funds’ shares is continuous, and the Distributor distributes the Funds’ shares on a best efforts basis.  The Distributor is not obligated to sell any certain number of shares of the Funds.  The Distributor, Administrator and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement has an initial term of two years and will continue in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of the Funds or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice.  The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

During the last three fiscal years, the Distributor did not receive any net underwriting commissions on the sale of the Funds’ shares.

Shareholder Servicing Plan
The Funds have adopted a Shareholder Servicing Plan on behalf of its Advisor Class to pay for shareholder support services from a Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.15% of a Fund’s average daily net assets attributable to Advisor Class shares. Each Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with that Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of Advisor Class shareholders.

Advisor Class shares of the Funds are not currently offered for purchase.

Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds will be effected through broker-dealers (including banks) that specialize in the types of securities that the Funds will be holding, unless the Adviser believes that better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

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In placing portfolio transactions, the Adviser seeks to obtain “best execution.”  Best execution does not necessarily mean paying the lowest spread or commission rate available.  In seeking best execution, the Adviser may consider the full range of a broker-dealer’s services.  The factors considered by the Adviser in seeking best execution include, but are not limited to, the broker-dealer’s execution capability; clearance and settlement services; commission rate; trading expertise; willingness and ability to commit capital; ability to provide anonymity; financial responsibility; reputation and integrity; responsiveness; access to underwritten offerings and secondary markets; and access to company management, as well as the value of any research provided by the broker-dealer.  In assessing which broker-dealer can provide best execution for a particular trade, the Adviser also may consider the timing and size of the order, available liquidity, current market conditions and other factors deemed relevant by the Adviser.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Funds and/or client accounts.

Subject to applicable legal requirements, the Adviser may select a broker based partly on brokerage or research services provided to the Adviser and its clients, including the Funds even if the specific research services are not directly useful to the Funds and may be useful to the Adviser in advising other clients.  The Adviser may cause a Fund to pay a higher commission than other brokers would charge if the Adviser determines in good faith that the amount of the commission is reasonable in relation to the value of services provided. The Adviser also may receive brokerage or research services from broker-dealers that are provided at no charge in recognition of the volume of trades directed to the broker.

Generally, research services provided by brokers or dealers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, credit analysis, risk measurement analysis, performance analysis and analysis of corporate responsibility issues.  Such research services may be in the form of access to various computer-generated data, written reports, telephone contacts and personal meetings with knowledgeable sources and company representatives.  While brokers or dealers with whom the Adviser effects trades may provide the Adviser with their own internally produced research, in some cases, research services are generated by third parties and supplied to the Adviser by or through brokers or dealers provided that, in this case, the broker or dealer must directly incur the obligation to pay the third party.

The Adviser also may consider the receipt of commission sharing arrangements as a factor in selecting broker dealers to execute transactions consistent with its duty to seek best execution. Under such arrangements, the Adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide research services to the investment adviser. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.

The Adviser is actively engaged in transactions for other advisory clients involving the same securities and instruments in which the Funds will invest.  The Adviser manages and advises other client accounts and/or investment vehicles which have investment objectives similar to, as well as dissimilar to, those of the Funds and/or which may engage in transactions in the same types of securities and instruments as the Funds.  As a result, it is likely that at times identical securities will be acceptable for both the Funds and one or more of the Advisor’s other client accounts and/or investment vehicles.  In such event, the position of the Funds and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as a Fund at the same time, a Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.  Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Funds, over a period of time on a fair and equitable basis and in accordance with applicable law.

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The Funds are required to identify any securities of their “regular brokers or dealers” that a Fund has acquired during its most recent fiscal year.  The following table lists such securities which have been acquired by the Funds as of November 30, 2017:

Fund	Securities	Value of Holding
Equity Allocation Fund	JPMorgan Chase & Co.	$2,298,395
Core Taxable Bond Fund	Bank of America Corp.	$2,289,659
Core Taxable Bond Fund	JPMorgan Chase & Co.	$1,852,629
Core Taxable Bond Fund	Morgan Stanley	$2,266,134

The Funds are also required to identify any brokerage transactions during their most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Funds.  The following table shows the amount of any such transactions and related commissions paid for research services for the fiscal year ended November 30, 2017:

Fund	Commissions	Transactions
Equity Allocation Fund	$29,321	$29,366,202

The following table shows the amounts paid by each Fund in brokerage commissions for the fiscal periods indicated below:

Brokerage Commissions Paid During Fiscal Periods Ended November 30:
Fund	2017	2016	2015
Equity Allocation Fund(1)	$63,317	$77,746	$79,207
Core Taxable Bond Fund	$3,825	$3,859	$10,379
Intermediate Tax Exempt National Bond Fund	$0	$0	$0
Intermediate Tax Exempt New York Bond Fund	$0	$0	$0
(1)	The Equity Allocation Fund commenced operations on February 4, 2015.

Portfolio Turnover
Portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction and brokerage commission costs and may generate capital gains, including short-term capital gains, taxable to shareholders at ordinary income rates.  To the extent that a Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund.

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Following are the portfolio turnover rates for the fiscal years indicated below:

Portfolio Turnover Paid During Fiscal Years Ended November 30:
Fund	2017	2016
Equity Allocation Fund	35.98%	58.83%
Core Taxable Bond Fund	50.92%	49.78%
Intermediate Tax Exempt National Bond Fund	37.63%	39.80%
Intermediate Tax Exempt New York Bond Fund	34.50%	59.79%

Code of Ethics
The Funds, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds.

Proxy Voting Procedures
The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board.  Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Funds and their shareholders, taking into account the value of the Funds’ investments.

Overview
The Adviser has adopted and implemented Proxy Policies in an effort to ensure that proxies are voted in the best interest of clients in fulfillment of the Adviser’s fiduciary duties and in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.

The Adviser has established a Proxy Committee that, among other things, establishes guidelines and generally oversees the proxy voting process.

The Adviser has engaged Glass, Lewis & Co. LLC (“GL”), an organization unaffiliated with the Adviser, to assist with proxy voting. In addition to the execution of proxy votes in accordance with the Adviser’s guidelines and record-keeping services, GL also provides the Adviser with corporate governance information, due diligence related to making appropriate proxy voting decisions and vote recommendations.  The Adviser, however, retains final authority and responsibility for proxy voting.

The Adviser does not automatically vote for or against any class of resolutions, but rather follows a list of preferences.  On governance issues, the guidelines have a preference for resolutions that increase disclosure and reporting and that enhance the transparency of decision-making without placing an undue burden on the company or requiring the disclosure of proprietary or competitive information.  In addition, the guidelines favor proposals that: preserve and enhance the rights of minority shareholders; increase the Board’s skill base; and increase the accountability of both the Board and management.

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Proxy Voting Limitations
The Adviser will generally not vote proxies in countries that engage in “share blocking” -- the practice of prohibiting investors who have exercised voting rights from disposing of their shares for a defined period of time.  The Adviser will also not vote in cases where a proxy is received after the requisite voting date or with respect to specific proposals that are incoherent or that would entail extensive and uneconomic investigation or research.

Conflicts of Interest
Due to the nature of the Adviser’s business and structure, it is unlikely that a material conflict of interest will arise in voting the proxies of public companies, because the Adviser does not engage in investment banking, or manage or advise public companies.  However, the Adviser may from time to time have affiliated persons who sit on the board of directors of public companies and may also act as adviser or sub-adviser to certain registered mutual funds.  In the event a material conflict of interest does arise, the Adviser will seek to resolve the matter in the best interest of clients. In such a case, the Proxy Committee will generally vote the proxy based upon the recommendation of GL.  If the Committee determines to resolve the conflict in a different manner, that approach will be documented.

A Fund’s actual voting records relating to its portfolio securities during the most recent 12-month period ended June 30th are available, without charge, upon request, by calling toll-free, 1‑877‑363‑6333, or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Ms. Elizabeth B. Scalf has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new account applications.  The Funds will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information
The Trust, on behalf of the Funds, has adopted portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Funds.  Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with these Disclosure Policies.  The Board of Trustees considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the Disclosure Policies, considering actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Funds.  After due consideration, the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in these Disclosure Policies.
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Information about the Funds’ portfolio holdings will not be distributed to any third party except as described below:

•	the disclosure is required to respond to a regulatory request, court order or other legal proceedings;
•
the disclosure is to a mutual fund rating or evaluation services organization (such as Factset, Morningstar and Lipper), or statistical agency or person performing similar functions, or due diligence department of a broker-dealer or wirehouse, who has, if necessary, signed a confidentiality agreement, or is bound by applicable duties of confidentiality imposed by law, with a Fund;

•
the disclosure is made to the Funds’ service providers who generally need access to such information in the performance of their contractual duties and responsibilities, and who are subject to duties of confidentiality imposed by law and/or contract, such as the Adviser, the Board of Trustees, the Funds’ independent registered public accountants, regulatory authorities, counsel to the Funds or the Board of Trustees, proxy voting service providers, financial printers involved in the reporting process, the fund administrator, fund accountant, transfer agent, or custodian of the Funds;

•
the disclosure is made by the Adviser’s trading desks to broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities or may periodically distribute a holdings list (consisting of names only) to broker-dealers so that such brokers can provide the respective adviser with natural order flow;

•	the disclosure is made to institutional consultants evaluating the Funds on behalf of potential investors;
•
the disclosure is (a) in connection with a quarterly, semi-annual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g. portfolio information that is available on the Funds’ website at least one day prior to the disclosure); or

•
the disclosure is made pursuant to prior written approval of the Trust’s CCO, or other person so authorized, is for a legitimate business purpose and is in the best interests of the Funds’ shareholders.

For purposes of the Disclosure Policies, portfolio holdings information does not include descriptive information if that information does not present material risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Funds.  Information excluded from the definition of portfolio holdings information generally includes, without limitation: (i) descriptions of allocations among asset classes, regions, countries or industries/sectors; (ii) aggregated data such as average or median ratios, or market capitalization, performance attributions by industry, sector or country; or (iii) aggregated risk statistics.  It is the policy of the Trust to prohibit any person or entity from receiving any direct or indirect compensation or consideration of any kind in connection with the disclosure of information about the Funds’ portfolio holdings.

The Trust’s CCO must document any decisions regarding non-public disclosure of portfolio holdings and the rationale therefor.  In connection with the oversight responsibilities by the Board of Trustees, any documentation regarding decisions involving the non-public disclosure of portfolio holdings of a Fund to third parties must be provided to the full Board of Trustees or its authorized committee.  In addition, on a quarterly basis, the Board will review any disclosures of portfolio holdings outside of the permitted disclosures described above to address any conflicts between the interests of Fund shareholders and those of the Adviser or any other Fund affiliate.

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Currently, on or about the 15th calendar day of the month following a calendar quarter, the Funds may provide their quarterly portfolio holdings to rating and ranking organizations, including Lipper, a Thomson Reuters Company, Morningstar, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thomson Reuters Corporation, Vickers Stock Research Corporation and Capital-Bridge, Inc.  The Funds also disclose on their website a fact sheet which contains top-ten holdings information each calendar quarter.  The Funds will also post on their website a complete list of portfolio holdings each calendar quarter.  Portfolio holdings information may be separately provided to any person at the same time that it is filed with the SEC or one day after it is first published on the Funds’ website.  Portfolio holdings disclosure may be approved under the Portfolio Holdings Policies by the Trust’s CCO, Treasurer or President.  Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Any suspected breach of this policy must be reported immediately to the Trust’s CCO, or to the chief compliance officer of the Adviser who is to report it to the Trust’s CCO.  The Board of Trustees reserves the right to amend the Disclosure Policies at any time without prior notice in its sole discretion.

Determination of Net Asset Value
The NAV of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.  If the NYSE closes early, the Funds will calculate the NAV as of the close of trading on the NYSE on that day.  If an emergency exists as permitted by the SEC, the NAV may be calculated at a different time.

The NAV per share is computed by dividing the value of the securities held by the Funds plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Funds outstanding at such time.

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Valuation Committee pursuant to procedures approved by or under the direction of the Board of Trustees.

Each security owned by the Funds that is listed on a national securities exchange, except for the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange, on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.  Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices at the close of the exchange on such day, or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service.
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Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved pricing service.  Pricing services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models, as well as market transactions and dealer quotations.  If a price is not available from an approved pricing service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.  Any discount or premium is accreted or amortized using the “constant yield 2” method until maturity.

Municipal bonds are priced by an approved pricing service.  The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity.  Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

U.S. Government Notes/Bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.

U.S. Government Agency Issues are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government Issues.  Mortgage pass-throughs include to-be-announced (“TBA”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Additional Purchase and Redemption Information

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Purchase Shares
You may purchase shares of the Funds directly from the Funds, or from securities brokers, dealers or other financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Funds may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries (and their authorized designees) are authorized to accept your order on behalf of the Funds (each an “Authorized Intermediary”).  If you transmit your purchase request to an Authorized Intermediary before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, shares will be purchased at the next calculated NAV after the Financial Intermediary receives the request.  Investors should check with their Financial Intermediary to determine if it is an Authorized Intermediary.

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Investors wishing to purchase Fund shares should contact the Funds toll free at 1-855-369-6209.  Shares of the Funds are primarily offered through certain financial intermediaries (including broker-dealers) and their agents in fee based and other programs.  In these programs, financial intermediaries have made arrangements with the Funds and are authorized to buy and sell shares of the Funds that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds.  If you are purchasing shares through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales.

Shares are purchased at the next calculated NAV after the Transfer Agent or Authorized Intermediary receives your purchase request in good order.  In most cases, in order to receive that day’s NAV, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time).

The Trust reserves the right in its sole discretion: (i) to suspend the continued offering of the Funds’ shares; (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Funds; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds’ shares.

The Adviser reserves the right to reject any initial or additional investments.

How to Redeem Shares and Delivery of Redemption Proceeds
You may redeem your Fund shares any day the NYSE is open for regular trading, either directly with the Funds or through your Financial Intermediary.

Payments to shareholders for shares of the Funds redeemed directly from the Funds will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when: (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Funds’ portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, the Funds or their authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For accounts with multiple owners, instructions or inquiries from any party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Funds and their agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

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The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the Transfer Agent fails to employ reasonable procedures, the Funds and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the Transfer Agent.

Redemption in Kind
The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to satisfy, in kind, redemption requests of a certain amount.  Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the net assets of a Fund, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the net assets of the Fund in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.  Redemptions in kind are taxed in the same manner as redemptions paid in cash.  In addition, sales of in kind securities may generate taxable gains.

Federal Income Tax Matters
Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund.  Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders.  Please consult your tax adviser before investing.

Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, as a series of the Trust, intends to qualify and elect to be treated as a RIC under Subchapter M of the Code, provided that the Fund complies with all applicable requirements regarding the source of its income, diversification of its assets, and timing and amount of its distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income, tax-exempt income, and net capital gain for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes on amounts distributed.  However, the Funds can give no assurances that their anticipated distributions will be sufficient to eliminate all taxes at the Fund level.  If a Fund does not qualify as a RIC and is unable to obtain relief from such failure, it would be taxed as a regular corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning them through the Fund.

To qualify as a RIC, a Fund must derive at least 90% of its gross income from “good income,” which includes: (1) dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies; and (2) other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities, or foreign currencies; and (3) net income derived from an interest in a qualified publicly traded partnership.  Although foreign currency gains currently constitute qualifying income, the U.S. Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto).  On September 28, 2016, the IRS issued proposed regulations that gains from the sale or other disposition of foreign currencies is qualifying income.  However, these proposed regulations have not been finalized.  There can be no assurance that a Fund will satisfy all requirements to be taxed as a RIC.

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Each Fund will be subject to a 4% excise tax if it fails to distribute (or be deemed to have distributed) by December 31 of each calendar year: (i) at least 98% of its ordinary income for such year; (ii) at least 98.2% of its capital gain net income for the 12‑month period ending on November 30 during such year (reduced by any net ordinary losses, but not below the Fund’s net capital gain for that period); and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

Investment company taxable income generally consists of taxable interest, dividends, net short-term capital gain, and net gain from foreign currency transactions, less expenses.  Net capital gain is the excess of the net long-term gain from a Fund’s sales or exchanges of capital assets over the net short-term loss from such sales or exchanges, taking into account any capital loss carryforward of the Fund.  The Funds may elect to defer certain losses for tax purposes.  At November 30, 2017, the Rockefeller Core Taxable Bond and Intermediate Tax Exempt New York Bond Funds had capital losses of $196,111 and $25,303, respectively, remaining which will be carried forward indefinitely to offset future realized capital gains. To the extent the Rockefeller Core Taxable Bond and Intermediate Tax Exempt New York Bond Funds realize future net capital gains, taxable distributions to their shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2017.  Any future capital losses realized by a Fund in any taxable year may be carried forward indefinitely and will generally retain their character as short-term or long-term.

Distributions of investment company taxable income are taxable to shareholders as ordinary income.  For non-corporate shareholders, a portion of the Funds’ distributions of investment company taxable income may consist of “qualified dividend income” eligible for taxation at the reduced federal income tax rates applicable to long-term capital gains to the extent that the amount distributed is attributable to and reported as “qualified dividend income” and the shareholder meets certain holding period requirements with respect to its Fund shares.  For corporate shareholders, a portion of the Funds’ distributions of investment company taxable income may qualify for the intercorporate dividends‑received deduction to the extent the Funds receive dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its shares.  The aggregate amount so reported to either non-corporate or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the Funds for its taxable year.

Distributions of net capital gain are taxable as long‑term capital gain regardless of the length of time shares have been held.  Distributions of net capital gain are not eligible for “qualified dividend income” treatment or the dividends‑received deduction referred to in the previous paragraph.

The Tax Exempt Funds intend to invest their assets in qualifying municipal debt obligations, the interest on which is generally exempt from regular federal income tax.  For the Tax Exempt Funds to pay tax-exempt distributions for any taxable year, at least 50% of the aggregate value of their respective assets at the close of each quarter of their taxable year must consist of qualifying municipal obligations under Section 103 of the Code.  A portion of the tax-exempt distributions declared by the Tax Exempt Funds may consist of income attributable to certain private activity bonds which are treated as preference items and which must be taken into account in calculating your federal alternative minimum tax.  Tax-exempt distributions may also be subject to state or local income taxes, provided that the Tax Exempt New York Bond Fund anticipates that substantially all of its tax-exempt distributions will be exempt from New York State and New York City personal income taxes.

Distributions of investment company taxable income, tax-exempt income and net capital gain will be taxable as described above whether received in additional Fund shares or in cash.  Shareholders who choose to receive distributions in the form of additional Fund shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.  Distributions are generally includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

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Certain individuals, trusts and estates may be subject to a net investment income (“NII”) tax of 3.8% (in addition to the regular income tax).  The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income (which excludes tax-exempt distributions made by the Tax Exempt Funds), net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Funds’ distributions (other than tax-exempt distributions made by the Tax Exempt Funds) are includable in a shareholder’s investment income for purposes of this NII tax.  In addition, any capital gain realized by a shareholder upon the sale, redemption or exchange of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

A sale, redemption or exchange of Fund shares, whether for cash or in-kind proceeds, may result in recognition of a taxable capital gain or loss.  Gain or loss realized upon a sale, redemption or exchange will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as a short-term capital gain or loss.  However, loss realized upon a sale, redemption or exchange of shares held for six months or less will be treated as a long‑term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  Similarly, any loss arising from the sale, redemption or exchange of Fund shares held for six months or less will be disallowed to the extent of any tax-exempt distributions received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which the shareholder’s risk of loss is offset by means of options, short sales, or similar transactions is not counted.  Any loss realized upon a sale, redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale, redemption or exchange.  If a shareholder’s loss is disallowed under the wash sale rules, the basis of the new shares will be increased to preserve the loss until a future sale, redemption or exchange of the shares.

The Funds may invest in MLPs that will be treated for federal income tax purposes as “qualified publicly traded partnerships.”  The income derived from such investments will be qualifying income for purposes of satisfying the source of income requirement for a Fund to maintain its status as a RIC.  However, if an MLP in which a Fund invests is not a qualified publicly traded partnership (and the MLP is otherwise not treated as a corporation for federal income tax purposes), the Fund must look through to the income generated by the MLP.  Such income may not be qualifying income, and therefore, could adversely affect a Fund’s status as a RIC.

The MLPs in which a Fund intends to invest are expected to be treated as partnerships for federal income tax purposes, and accordingly, the cash distributions received by the Fund from an MLP may not correspond to the amount of income allocated to the Fund by the MLP in any given taxable year.  If the amount of income allocated to a Fund by an MLP exceeds the amount of cash received by the Fund from such MLP, the Fund may have difficulty making distributions to its shareholders in the amounts necessary to satisfy the distribution requirements for maintaining the Fund’s status as a RIC and avoiding any income and excise taxes at the Fund level. Accordingly, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements.

Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale, exchange, or redemption of Fund shares paid after December 31, 2018 to: (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the U.S. and the entity’s country of residence); and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items.  This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Funds and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

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The Funds’ transactions, if any, in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may accelerate recognition of income to the Funds, defer the Funds’ losses, and affect whether capital gain and loss is characterized as long-term or short-term.  These provisions could therefore affect the character, amount and timing of distributions to shareholders.  These provisions also may require a Fund to “mark-to-market” certain positions (i.e., treat them as if they were closed out).  This “mark-to-market” requirement may cause the Fund to recognize income without receiving cash, and the Fund may have difficulty making distributions to its shareholders in the amounts necessary to satisfy the distribution requirements for maintaining the Fund’s status as a RIC and avoiding any income and excise taxes at the Fund level.  Accordingly, a Fund may have to dispose of its investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements of the Code.

Except in the case of certain exempt shareholders, if a shareholder does not furnish the Funds with its correct Social Security Number or taxpayer identification number and certain certifications or the Funds receive notification from the Internal Revenue Service (“IRS”) requiring backup withholding, the Funds are required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate set under Section 3406 of the Code for U.S. residents.

Foreign taxpayers (including nonresident aliens) are generally subject to a withholding tax at a flat rate of 30% on U.S. source income.  This withholding tax rate may be lower under the terms of a tax convention.

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals a Fund’s undistributed net investment income and net capital gain, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount of income and net capital gain that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not sanctioned the particular equalization method used by the Funds, and thus a Fund’s use of this method may be subject to IRS scrutiny.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign, or local tax considerations to a particular investor.  This section is based on the Code, Treasury Regulations, judicial decisions, and IRS guidance on the date hereof, all of which are subject to change, and possibly with retroactive effect.  No assurance can be given that legislative, judicial, or administrative changes will not be forthcoming which could affect the accuracy of any statements made in this section.
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Distributions
Each Fund will receive income primarily in the form of interest, dividends and foreign currency gains on the Fund’s investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The amount of a Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board of Trustees.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in their shares.

The Funds may receive distributions of net capital gain from a Fund’s investments in ETFs and other mutual funds and may realize capital gains or losses in connection with sales or other dispositions of their portfolio securities.  Any net gain that a Fund may realize from transactions involving investments held less than the period required for long‑term capital gain or loss recognition or otherwise producing short‑term capital gains and losses (taking into account any capital loss carryforward) will be distributed to shareholders as a part of the distributions of net investment income.  If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long‑term capital gain or loss recognition or otherwise producing long‑term capital gains and losses, the Fund will have a net long‑term capital gain.  After deduction of the amount of any net short‑term capital loss, the balance (to the extent not offset by any capital loss carryforward) will be distributed and treated as long‑term capital gains in the hands of the shareholders regardless of the length of time that the shares may have been held by the shareholders.  Net capital losses realized by a Fund may be carried over indefinitely, and will generally retain their character as short-term or long-term capital losses.  For more information concerning applicable capital gains tax rates, please consult your tax adviser.

Any distribution paid by a Fund reduces the Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to federal income taxes.

Distributions will be reinvested in additional shares of the Funds unless the shareholder has otherwise indicated.  Shareholders have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing.  However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the written request.

Cost Basis Reporting
The Funds are required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012 (“covered shares”) when such shareholder sells or redeems such shares.  This reporting requirement does not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies (“non-covered shares”).  The Funds are not required to determine or report a shareholder’s cost basis in non-covered shares and are not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions.  Cost basis is used to determine whether the sale, redemption or exchange of a share results in a gain or loss.  If you sell, exchange or redeem covered shares during any year, then the Funds will report the gain or loss, cost basis, and holding period of such shares to the IRS and you on Form 1099.

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A cost basis method is the method by which the Funds determine which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems less than its entire holding of covered shares and has made multiple purchases of covered shares on different dates at differing NAVs.  The Funds will use the high cost method, which deems covered shares with the highest cost basis to be sold, redeemed or exchanged first.  Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares.  The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of covered shares.

If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Financial Statements
The audited financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report to Shareholders of the Funds dated November 30, 2017, are incorporated herein by reference.

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APPENDIX A - RATINGS DEFINITIONS

S & P Global Ratings Issue Credit Rating Definitions

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

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SPUR (S&P Underlying Rating)
A SPUR is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer or obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. S&P Global Ratings maintains surveillance of an issue with a published SPUR.

Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

The analyses, including ratings, of S&P Global Ratings and its affiliates (together, S&P Global Ratings) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. S&P Global Ratings assumes no obligation to update any information following publication. Users of ratings or other analyses should not rely on them in making any investment decision. S&P Global Ratings’ opinions and analyses do not address the suitability of any security. S&P Global Ratings does not act as a fiduciary or an investment advisor except where registered as such. While S&P Global Ratings has obtained information from sources it believes to be reliable, it does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and other opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

1.  Federal deposit insurance limit: ‘L’ qualifier
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

2.  Principal: ‘p’ qualifier
This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

3.  Preliminary ratings: ‘prelim’ qualifier
Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

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•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

•
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

•
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

4.  Termination structures: ‘t’ qualifier
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

5.  Counterparty instrument rating: ‘cir’ qualifier
This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Inactive Qualifiers

Inactive qualifiers are no longer applied or outstanding.

1.  Contingent upon final documentation: ‘*’ inactive qualifier
This symbol indicated that the rating was contingent upon S&P Global Ratings’ receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

2.  Termination of obligation to tender: ‘c’ inactive qualifier
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

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3.  U.S. direct government securities: ‘G’ inactive qualifier
The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.

4.  Public information ratings: ‘pi’ qualifier
This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

5.  Provisional ratings: ‘pr’ inactive qualifier
The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

6.  Quantitative analysis of public information: ‘q’ inactive qualifier
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

7.  Extraordinary risks: ‘r’ inactive qualifier
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary noncredit-related risks. S&P Global Ratings discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Active Identifiers
1.  Unsolicited: ‘unsolicited’ and ‘u’ identifier
The ‘u’ identifier and ‘unsolicited’ designation are assigned to credit ratings initiated by parties other than the issuer or its agents, including those initiated by S&P Global Ratings.

2.  Structured finance: ‘sf’ identifier
The ‘sf’ identifier shall be assigned to ratings on “structured finance instruments” when required to comply with applicable law or regulatory requirement or when S&P Global Ratings believes it appropriate. The addition of the ‘sf’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s creditworthiness. For detailed information on the instruments assigned the ‘sf’ identifier, please see “S&P Announces Changes To The List of Instruments Carrying The Structured Finance Identifier” in Section VIII, under “Related Research.”

Local Currency and Foreign Currency Ratings
S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.
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Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which future relative creditworthiness of securities may be gauged.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1.  An application was not received or accepted.

2.  The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3.  There is a lack of essential data pertaining to the issue or issuer.

4.  The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

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As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness”. The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgements about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgement as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Obligation Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issues by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

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P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

SHORT-TERM VS. LONG-TERM RATINGS

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Fitch’s National Credit Ratings

National scale ratings are an opinion of creditworthiness relative to the universe of issuers and issues within a single country. They are most commonly used in emerging market countries with sub- or low investment grade sovereign ratings on the international scale.

As creditworthiness can be expressed across the full range of the scale, a national scale can enable greater rating differentiation within a market than the international scale, particularity in highly speculative grade countries where ratings tend to cluster around the often low sovereign rating due to higher risks associated with a more volatile operating environment.

A “+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

National scale ratings are assigned on the basis that the “best credits or issuers” in the country are rated ‘AAA’ on the national scale. National Ratings are then assessed using the full range of the national scale based on a comparative analysis of issuers rated under the same national scale to establish a relative ranking of credit worthiness.

At any given point in time, there is a certain relationship between National and International Ratings but there is not a precise translation between the scales. Fitch monitors the ratings relationship of issuers rated on both the international and national scales to ensure the consistency of rating relativities across scales. In other words, if issuer “X” is rated higher than issuer “Y” on one scale, issuer “X” cannot be rated lower than issuer “Y” on the other scale.

National Ratings for local issuers exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading.

In certain countries, regulators have established credit rating scales to be used within their domestic markets using specific nomenclature. In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales. For instance Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

Fitch maintains internal mapping tables that document the current relationship between the National and International Local Currency Ratings in each jurisdiction where we maintain a National Rating scale in order to serve as a tool for analysts. Where our National rating coverage exceeds a minimum threshold and there is external demand, these mappings will be published on this site. Presently, publicly available mappings can be accessed here. Fitch currently publishes the mapping tables for Brazil, South Africa and Chile.

Limitations of the National Rating Scale

Specific limitations relevant to National Rating scale include:

•	National scale ratings are only available in selected countries.

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•
National scale ratings are only directly comparable with other national ratings in the same country.  There is a certain correlation between national and global ratings but there is not a precise translation between the scales.  The implied vulnerability to default of a given national scale rating will vary over time.

•
The value of default studies for National Ratings is limited. Due to the relative nature of national scales, a given national scale rating is not intended to represent a fixed amount of default risk over time. As a result, a default study using only National Ratings may not give an accurate picture of the historical relationship between ratings and default risk. Users should exercise caution in making inferences relating to the relative vulnerability to default of national scale ratings using the historical default experience with International Ratings and mapping tables to link the National and International ratings. As with ratings on any scale, the future will not necessarily follow the past.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country.  Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD(xxx):  Restricted default
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

D(xxx)
Indicates actual or imminent payment default.

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Notes to Long-Term and Short-Term National Ratings:

The ISO international country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

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LONG-TERM RATINGS

S & P Global Ratings Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S & P Global Ratings analysis of the following considerations:

—	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

—	Nature of and provisions of the obligation and the promise we impute.

—
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issue Credit Ratings

AAA
An obligation rated ‘AAA’ has the highest rating assigned by S & P Global Ratings.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.  The ‘CC’ rating is used when a default has not yet occurred, but S & P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated ‘D’ is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S & P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR
This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S & P Global Ratings does not rate a particular obligation as a matter of policy.
Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

See active and inactive qualifiers following S & P Global Ratings Short-Term Issue Credit Ratings beginning on pages A-2 and A-3.

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Moody’s Long-Term Obligation Ratings

Long-Term Obligation Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issues by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.  Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

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* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs.  Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment.  Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country.  This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country.  The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country.  However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country.  However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country.  Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country.  Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.

CCC(xxx) ‘CCC’ National Ratings denote very high default risk relative to other issuers or obligations in the same country.

CC(xxx) ‘CC' National Ratings denote default risk is among the highest relative to other issuers or obligations in the same country.

C(xxx) A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a 'C' category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

c.	the formal announcement by the issuer or their agent of a distressed debt exchange; and

d.
a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent

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RD(xxx):  Restricted default.

“RD” ratings indicated that an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.  This would include:

a.	the selective payment default on a specific class or currency of debt;

b.
the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:

The ISO International country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

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MUNICIPAL NOTE RATINGS

S & P Global Ratings Municipal Short-Term Note Ratings Definitions

An S & P Global Ratings U.S. municipal note rating reflects S & P Global Ratings' opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, S & P Global Ratings analysis will review the following considerations:

—   Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—   Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following S & P Global Ratings Short-Term Issue Credit Ratings beginning on page A-2.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings

While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating.  Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

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MIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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SG
This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

US MUNICIPAL SHORT-TERM VS. LONG-TERM RATINGS

* For VRDBs supported with conditional liquidity support, short-term ratings transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade.

VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime.

Reviewed February 22, 2018

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TRUST FOR PROFESSIONAL MANAGERS
PART C

ROCKEFELLER FUNDS

OTHER INFORMATION

Item 28. Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

(ii)
Amended and Restated Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(b)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)			Investment Advisory Agreement – Filed Herewith.
(e)
Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 420 to its Registration Statement on Form N-1A with the SEC on December 20, 2013, and is incorporated by reference.

(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)
Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 420 to its Registration Statement on Form N-1A with the SEC on December 20, 2013, and is incorporated by reference.

(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 420 to its Registration Statement on Form N-1A with the SEC on December 20, 2013, and is incorporated by reference.

		(ii)	Amendment to Fund Administration Agreement – Filed Herewith.
(2)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 420 to its Registration Statement on Form N-1A with the SEC on December 20, 2013, and is incorporated by reference.

(3)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 420 to its Registration Statement on Form N-1A with the SEC on December 20, 2013, and is incorporated by reference.

	(4)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 643 to its Registration Statement on Form N-1A with the SEC on March 22, 2018, and is incorporated by reference.
	(5)		Operating Expense Limitation Agreement – Filed Herewith.
(i)			Legal Opinions.
(1)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 420 to its Registration Statement on Form N-1A with the SEC on December 20, 2013, and is incorporated by reference.

	(2)		Consent of Counsel – Filed Herewith.
(j)			Other Opinions.
	(1)		Consent of Independent Registered Public Accounting Firm – Filed Herewith.

(k)			Omitted Financial Statements – Not Applicable.
(l)
Agreement Relating to Initial Capital was previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.

(m)		(1)	Rule 12b-1 Plan – Not Applicable.
(2)
Shareholder Servicing Plan was previously filed with Registrant’s Post-Effective Amendment No. 420 to its Registration Statement on Form N-1A with the SEC on December 20, 2013, and is incorporated by reference.

(n)			Rule 18f-3 Plan was previously filed with Registrant’s Post-Effective Amendment No. 420 to its Registration Statement on Form N-1A with the SEC on December 20, 2013, and is incorporated by reference.
(o)			Reserved.
(p)			Code of Ethics.
(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 523 to its Registration Statement on Form N-1A with the SEC on December 14, 2015, and is incorporated by reference.

	(2)		Code of Ethics for the Funds and the Adviser - Filed Herewith.
(3)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 430 to its Registration Statement on Form N-1A with the SEC on March 21, 2014, and is incorporated by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

Rockefeller & Co. LLC (the “Adviser”) serves as the investment adviser for the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund, and Rockefeller Intermediate Tax Exempt New York Bond Fund (the “Funds”).  The principal business address of the Adviser is 10 Rockefeller Plaza, Third Floor, New York, New York 10020.  With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), and dated August 16, 2017.  The Form ADV for the Adviser may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

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Item 32. Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	LKCM Funds
Aegis Funds	LoCorr Investment Trust
Allied Asset Advisors Funds	Lord Asset Management Trust
Alpha Architect ETF Trust	MainGate Trust
Alpine Equity Trust	Managed Portfolio Series
Alpine Income Trust	Manager Directed Portfolios
Alpine Series Trust	Matrix Advisors Fund Trust
Amplify ETF Trust	Matrix Advisors Value Fund, Inc.
Angel Oak Funds Trust	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Equity Income Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Brookfield Investment Funds	Oaktree Funds
Brown Advisory Funds	Permanent Portfolio Family of Funds
Buffalo Funds	Perritt Funds, Inc.
CG Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
ETF Series Solutions	Prospector Funds, Inc.
Evermore Funds Trust	Provident Mutual Funds, Inc.
First American Funds, Inc.	Rainier Investment Management Mutual Funds
FundX Investment Trust	RBB Fund, Inc.
Glenmede Fund, Inc.	RBC Funds Trust
Glenmede Portfolios	Series Portfolio Trust
GoodHaven Funds Trust	Sims Total Return Fund, Inc.
Greenspring Fund, Inc.	Stone Ridge Trust
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.
Hennessy Funds Trust	TrimTabs ETF Trust
Horizon Funds	Trust for Professional Managers
Hotchkis & Wiley Funds	Trust for Advised Portfolios
Intrepid Capital Management Funds Trust	USA Mutuals
IronBridge Funds, Inc.	Wall Street EWM Funds Trust
Jacob Funds, Inc.	Westchester Capital Funds
Jensen Portfolio, Inc.	Wisconsin Capital Funds, Inc.
Kirr Marbach Partners Funds, Inc.	YCG Funds

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(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	Chairperson and Trustee
Michael Peck(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None

(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Rockefeller & Co. LLC 10 Rockefeller Plaza, Third Floor New York, New York 10020
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue, 6th Floor Milwaukee, WI 53202

Item 34. Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35. Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 645 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 645 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 27th day of March, 2018.
TRUST FOR PROFESSIONAL MANAGERS

By: /s/ John P. Buckel
John P. Buckel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 645 to its Registration Statement has been signed below on March 27, 2018, by the following persons in the capacities indicated.

Signature	Title
/s/ Joseph C. Neuberger* Joseph C. Neuberger	Chairperson and Interested Trustee
/s/ Michael D. Akers* Michael D. Akers	Independent Trustee
/s/ Gary A. Drska* Gary A. Drska	Independent Trustee
/s/ Jonas B. Siegel* Jonas B. Siegel	Independent Trustee
/s/ John P. Buckel John P. Buckel	President and Principal Executive Officer
/s/ Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By: /s/ John P. Buckel
John P. Buckel
* Attorney-in-Fact pursuant to Power of Attorney
previously filed with Registrant’s Post-Effective
Amendment No. 643 to its Registration Statement
on Form N-1A with the SEC on March 22, 2018,
and is incorporated by reference.

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EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory Agreement	EX-99.d
Amendment to Fund Administration Agreement	EX-99.h.1.(ii)
Operating Expense Limitation Agreement	EX-99.h.5
Consent of Counsel	EX-99.i.2
Consent of Independent Registered Public Accounting Firm	EX-99.j.1
Code of Ethics for the Funds and the Adviser	EX-99.9.2